2024 QUARTERLY REPORT
Venerable Variable Insurance Trust
September 30, 2024
FUND
Venerable High Yield Fund
Venerable Large Cap Index Fund
Venerable Moderate Allocation Fund
Venerable Strategic Bond Fund
Venerable US Large Cap Strategic Equity Fund

Venerable Variable
Insurance Trust
Venerable Variable Insurance
Trust is a series investment
company with five different
investment portfolios referred to
as Funds.

Page
Venerable High Yield Fund 3
Venerable Large Cap Index Fund 11
Venerable Moderate Allocation Fund 18
Venerable Strategic Bond Fund 20
Venerable US Large Cap Strategic Equity Fund 33
Notes to Schedules of Investments 40
Notes to Quarterly Report 41
Venerable Variable Insurance Trust
Quarterly Report
September 30, 2024 (Unaudited)
Table of Contents

Venerable Variable Insurance Trust (the “Trust”)
The Trust’s investment adviser is Venerable Investment Advisers, LLC (the "Adviser"). The Adviser is a wholly-
owned subsidiary of Venerable Holdings, Inc. ("Venerable"). Venerable owns and manages legacy variable annuity business acquired from other entities. Created by an investor group led by affiliates of Apollo Global
Management, Inc., Crestview Partners, Reverence Capital Partners, and Athene Holdings, Ltd.
Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
The Funds are distributed by Russell Investments Financial Services, LLC (the “Distributor”) (member FINRA), which is not affiliated with the Adviser. The Distributor will make payments to financial intermediaries, including to Directed Services LLC (“DSL”), an affiliate of the investment adviser to the Trust which will provide distribution-related services to the Trust.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 95.7%
Corporate Bonds and Notes - 82.6%
Acrisure LLC / Acrisure Finance, Inc.
8.500% due 06/15/29 (Þ) 2,300 2,405
7.500% due 11/06/30 (Þ) 2,400 2,472
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 04/15/28 (Þ) 1,700 1,727
7.000% due 01/15/31 (Þ) 2,900 2,981
7.375% due 10/01/32 (Þ) 600 609
Allied Universal Holdco LLC
7.875% due 02/15/31 (Þ) 1,700 1,738
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 1,633 1,629
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 2,500 2,471
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 3,600 3,224
APX Group, Inc.
5.750% due 07/15/29 (Þ) 2,000 1,980
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 4,000 3,832
6.875% due 08/15/32 (Þ) 1,200 1,256
Ashton Woods USA LLC / Ashton
Woods Finance Co.
4.625% due 04/01/30 (Þ) 2,400 2,305
ATI, Inc.
7.250% due 08/15/30 2,600 2,771
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
8.250% due 01/15/30 (Þ) 4,400 4,502
Bausch & Lomb Escrow Corp.
8.375% due 10/01/28 (Þ) 2,600 2,750
Boeing Co. (The)
6.528% due 05/01/34 (Þ) 2,900 3,111
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 2,800 2,665
7.000% due 02/15/30 (Þ) 1,200 1,254
6.500% due 02/15/32 (Þ) 2,000 2,069
Calpine Corp.
4.500% due 02/15/28 (Þ) 2,400 2,343
5.125% due 03/15/28 (Þ) 900 887
Calumet Specialty Products Partners,
LP / Calumet Finance Corp.
8.125% due 01/15/27 (Þ) 1,600 1,559
Carnival Corp.
7.625% due 03/01/26 (Þ) 1,100 1,111
5.750% due 03/01/27 (Þ) 4,700 4,761
10.375% due 05/01/28 (Þ) 1,100 1,187
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.375% due 06/01/29 (Þ) 4,900 4,720
4.500% due 08/15/30 (Þ) 3,500 3,168
Chesapeake Energy Corp.
6.750% due 04/15/29 (Þ) 4,300 4,382
Chobani LLC / Chobani Finance Corp.,
Inc.
7.625% due 07/01/29 (Þ) 4,800 5,041
CHS/Community Health Systems, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 04/01/28 (Þ) 1,600 1,342
6.000% due 01/15/29 (Þ) 2,200 2,135
10.875% due 01/15/32 (Þ) 3,300 3,637
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 2,000 2,081
Civitas Resources, Inc.
8.375% due 07/01/28 (Þ) 2,600 2,717
8.750% due 07/01/31 (Þ) 2,800 2,968
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 3,400 3,558
Clear Channel Worldwide Holdings,
Inc.
7.500% due 06/01/29 (Þ) 1,900 1,635
Cleveland-Cliffs, Inc.
7.000% due 03/15/32 (Þ) 5,300 5,359
Cogent Communications Group, Inc.
/ Cogent Communications Finance,
Inc.
Series 144A
7.000% due 06/15/27 (Þ) 2,400 2,440
Concenta Escrow Issuer Corp.
6.875% due 07/15/32 (Þ) 3,800 4,001
Constellium SE
Series 144A
6.375% due 08/15/32 (Þ) 3,100 3,185
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 (Þ) 2,400 2,123
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
6.625% due 07/15/30 (Þ) 2,900 3,013
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 4,800 3,413
DaVita, Inc.
4.625% due 06/01/30 (Þ) 6,400 6,090
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 3,600 3,530
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 (Þ) 5,900 5,193
Dream Finders Homes, Inc.
8.250% due 08/15/28 (Þ) 2,900 3,062
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 1,200 1,148
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 3,300 3,145
Emerald Debt Merger Sub LLC
6.625% due 12/15/30 (Þ) 4,800 4,949
Encore Capital Group, Inc.
9.250% due 04/01/29 (Þ) 1,300 1,400
8.500% due 05/15/30 (Þ) 2,600 2,740
Endo Finance Holdings, Inc.
8.500% due 04/15/31 (Þ) 4,400 4,716
Energizer Holdings, Inc.
4.375% due 03/31/29 (Þ) 3,300 3,126
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 2,800 2,884
EquipmentShare.com, Inc.
9.000% due 05/15/28 (Þ) 4,100 4,283
8.625% due 05/15/32 (Þ) 1,500 1,575

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Venerable High Yield Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Esab Corp.
6.250% due 04/15/29 (Þ) 2,000 2,057
Evergreen Acqco 1, LP / TVI, Inc.
9.750% due 04/26/28 (Þ) 1,400 1,477
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 1,200 1,145
6.750% due 01/15/30 (Þ) 4,800 4,465
First Student Bidco, Inc.
4.000% due 07/31/29 (Þ) 2,000 1,877
FirstCash, Inc.
4.625% due 09/01/28 (Þ) 500 483
6.875% due 03/01/32 (Þ) 3,700 3,813
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 (Þ) 5,600 5,911
Freedom Mortgage Holdings LLC
9.250% due 02/01/29 (Þ) 4,200 4,369
Garden Spinco Corp.
8.625% due 07/20/30 (Þ) 4,300 4,757
Garrett Motion Holdings, Inc. / Garrett
LX I SARL
7.750% due 05/31/32 (Þ) 3,000 3,072
Gartner, Inc.
4.500% due 07/01/28 (Þ) 1,300 1,288
Gates Corp.
6.875% due 07/01/29 (Þ) 4,500 4,662
Glatfelter Corp.
4.750% due 11/15/29 (Þ) 1,500 1,348
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 4,100 3,823
GPD Cos., Inc.
10.125% due 04/01/26 (Þ) 4,700 4,347
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,300 1,287
Grand Canyon University
5.125% due 10/01/28 5,700 5,353
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 1,400 1,333
Hannesbrands, Inc.
9.000% due 02/15/31 (Þ) 3,600 3,886
Herc Holdings, Inc.
6.625% due 06/15/29 (Þ) 2,600 2,694
Hess Midstream Operations, LP
6.500% due 06/01/29 (Þ) 1,700 1,757
Hillenbrand, Inc.
6.250% due 02/15/29 1,800 1,834
HUB International, Ltd.
7.250% due 06/15/30 (Þ) 1,700 1,772
Iron Mountain, Inc.
7.000% due 02/15/29 (Þ) 2,400 2,500
5.625% due 07/15/32 (Þ) 4,800 4,788
Jane Street Group / JSG Finance, Inc.
4.500% due 11/15/29 (Þ) 900 867
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 1,000 1,001
9.500% due 02/15/29 (Þ) 3,400 3,635
Kinetik Holdings, LP
5.875% due 06/15/30 (Þ) 2,600 2,618
Kodiak Gas Services, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 02/15/29 (Þ) 2,600 2,692
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 (Þ) 5,700 5,693
Ladder Capital Finance Holdings LLLP
/ Ladder Capital Finance Corp.
4.750% due 06/15/29 (Þ) 2,700 2,638
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 (Þ) 4,600 4,336
LGI Homes, Inc.
8.750% due 12/15/28 (Þ) 2,400 2,570
Martin Midstream Partners, LP / Martin
Midstream Fianance Corp.
11.500% due 02/15/28 (Þ) 2,800 3,082
Matador Resources Co.
6.500% due 04/15/32 (Þ) 4,600 4,591
6.250% due 04/15/33 (Þ) 3,600 3,546
Mauser Packaging Solutions Holding
Co.
7.875% due 04/15/27 (Þ) 1,300 1,344
9.250% due 04/15/27 (Þ) 900 923
McAfee Corp.
7.375% due 02/15/30 (Þ) 4,900 4,781
McGraw-Hill Education, Inc.
7.375% due 09/01/31 (Þ) 4,600 4,772
Miter Brands Acquisition Holdco, Inc. /
MIWD Borrower LLC
6.750% due 04/01/32 (Þ) 4,100 4,250
MPH Acquisition Holdings LLC
5.750% due 11/01/28 (Þ) 4,200 1,933
Nabors Industries, Inc.
7.375% due 05/15/27 (Þ) 1,500 1,504
9.125% due 01/31/30 (Þ) 2,000 2,063
8.875% due 08/15/31 (Þ) 2,400 2,283
Nationstr Mortgage Holdings, Inc.
5.750% due 11/15/31 (Þ) 5,500 5,389
NCL Corp., Ltd.
5.875% due 03/15/26 (Þ) 3,300 3,301
7.750% due 02/15/29 (Þ) 2,200 2,357
Novelis Corp.
4.750% due 01/30/30 (Þ) 3,500 3,389
OI European Group BV
4.750% due 02/15/30 (Þ) 2,000 1,892
OneMain Finance Corp.
9.000% due 01/15/29 3,900 4,132
7.125% due 11/15/31 1,400 1,417
Outfront Media Capital LLC / Outfront
Media Capital Corp.
4.625% due 03/15/30 (Þ) 3,700 3,519
7.375% due 02/15/31 (Þ) 1,700 1,815
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 (Þ) 2,100 2,155
Pactiv Evergreen Group Issuer, Inc. /
Pactiv Evergreen Group Issuer LLC
4.000% due 10/15/27 (Þ) 2,600 2,502
PBF Holding Co. LLC / PBF Finance
Corp.
7.875% due 09/15/30 (Þ) 1,300 1,339
Series WI
6.000% due 02/15/28 500 494

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pebblebrook Hotel, LP / PEB Finance
Corp.
6.375% due 10/15/29 (Þ) 700 705
PMHC II, Inc.
9.000% due 02/15/30 (Þ) 4,100 3,836
Post Holdings, Inc.
6.250% due 02/15/32 (Þ) 2,400 2,472
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 500 519
5.000% due 10/01/29 (Þ) 3,700 3,406
8.875% due 01/31/30 (Þ) 1,400 1,457
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
3.375% due 08/31/27 (Þ) 4,000 3,809
Primo Water Holdings, Inc.
4.375% due 04/30/29 (Þ) 3,500 3,355
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 3,200 3,157
Rain Carbon, Inc.
12.250% due 09/01/29 (Þ) 4,500 4,859
RHP Hotel Properties, LP
7.250% due 07/15/28 (Þ) 2,200 2,303
6.500% due 04/01/32 (Þ) 2,800 2,895
Ritchie Bros Holdings, Inc.
6.750% due 03/15/28 (Þ) 800 828
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.625% due 03/01/29 (Þ) 3,400 3,199
Rockie Bros Holdings, Inc.
6.500% due 02/15/29 (Þ) 1,400 1,332
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 500 505
6.000% due 02/01/33 (Þ) 5,500 5,639
RR Donnelley & Sons Co.
9.500% due 08/01/29 (Þ) 5,500 5,543
Sirius XM Radio, Inc.
4.000% due 07/15/28 (Þ) 2,700 2,547
Six Flags Entertainment Corp. / Six
Flags Theme Parks, Inc.
6.625% due 05/01/32 (Þ) 3,700 3,831
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 3,900 4,208
Standard Building Solutions, Inc.
6.500% due 08/15/32 (Þ) 4,100 4,254
Station Casinos LLC
4.500% due 02/15/28 (Þ) 4,600 4,443
StoneX Group, Inc.
7.875% due 03/01/31 (Þ) 5,100 5,432
Sunoco, LP
7.250% due 05/01/32 (Þ) 1,700 1,801
Sunoco, LP / Sunoco Finance Corp.
Series WI
6.000% due 04/15/27 700 702
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 3,500 3,816
Tenet Healthcare Corp.
6.125% due 10/01/28 1,700 1,714
6.125% due 06/15/30 2,600 2,644
6.750% due 05/15/31 1,500 1,565
Terex Corp
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 10/15/32 (Þ) 1,300 1,300
Tranocean Aquila, Ltd.
8.000% due 09/30/28 (Þ) 1,180 1,207
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 700 721
Transocean, Inc.
8.750% due 02/15/30 (Þ) 1,105 1,152
Tri Painte Homes, Inc.
5.700% due 06/15/28 1,500 1,527
TTM Technologies, Inc.
4.000% due 03/01/29 (Þ) 5,000 4,741
United Airlines, Inc.
Series 144A
4.375% due 04/15/26 (Þ) 3,100 3,053
United Rentals NA, Inc.
5.500% due 05/15/27 1,300 1,302
6.125% due 03/15/34 (Þ) 6,100 6,302
US Foods, Inc.
7.250% due 01/15/32 (Þ) 1,500 1,588
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 1,700 1,607
4.125% due 08/15/31 (Þ) 1,400 1,302
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 2,400 2,698
8.375% due 06/01/31 (Þ) 2,100 2,213
Series 144A
8.125% due 06/01/28 (Þ) 1,500 1,564
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 3,300 3,193
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 3,600 3,446
Viking Cruises, Ltd.
9.125% due 07/15/31 (Þ) 900 984
Series 144A
7.000% due 02/15/29 (Þ) 2,900 2,936
Viper Energy, Ltd.
5.375% due 11/01/27 (Þ) 1,300 1,297
7.375% due 11/01/31 (Þ) 2,100 2,221
Vistra Operations Co. LLC
5.500% due 09/01/26 (Þ) 3,100 3,100
7.750% due 10/15/31 (Þ) 3,700 3,982
Vital Energy, Inc.
9.750% due 10/15/30 3,100 3,312
VM Consolidated, Inc.
5.500% due 04/15/29 (Þ) 6,100 6,019
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 5,900 6,150
Wayfair LLC
7.250% due 10/31/29 (Þ) 800 819
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 1,500 1,563
Weekly Homes LLC / Weekley Finance
Corp.
4.875% due 09/15/28 (Þ) 1,600 1,559
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 6,000 6,242
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Venerable High Yield Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 05/15/27 (Þ) 3,200 3,201
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.125% due 02/15/31 (Þ) 4,000 4,330
XPO, Inc.
7.125% due 02/01/32 (Þ) 4,100 4,309
Zebra Technologies Corp.
6.500% due 06/01/32 (Þ) 3,200 3,343
520,338
International Debt - 13.1%
1011778 BC ULC / New Red Finance,
Inc.
6.125% due 06/15/29 (Þ) 3,100 3,187
Adient Global Holdings, Ltd.
7.000% due 04/15/28 (Þ) 3,400 3,503
Atlantica Sustainable Infrastructure
PLC
4.125% due 06/15/28 (Þ) 2,800 2,777
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 3,000 2,823
Banjay Entertainment SAS
8.125% due 05/01/29 (Þ) 3,900 4,055
Bombardier, Inc.
7.000% due 06/01/32 (Þ) 4,600 4,811
Calderys Financing LLC
11.250% due 06/01/28 (Þ) 3,200 3,440
Cerdia Finanz GMBH
9.375% due 10/03/31 (Þ) 1,900 1,938
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 3,000 2,900
Consolidated Energy Finance SA
Series 144A
5.625% due 10/15/28 (Þ) 700 591
Constellium SE
3.750% due 04/15/29 (Þ) 3,500 3,269
Coronado Finance Pty, Ltd.
9.250% due 10/01/29 (Þ) 1,100 1,131
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 600 627
8.000% due 06/15/28 (Þ) 2,700 2,896
Grifols Escrow Issuer SA
Series 144A
4.750% due 10/15/28 (Þ) 4,300 4,034
Harbour Energy PLC
5.500% due 10/15/26 (Þ) 5,000 4,984
Iliad SA
6.500% due 10/15/26 (Þ) 1,400 1,415
Intelligent Packaging, Ltd.
6.000% due 09/15/28 (Þ) 1,300 1,292
Jaguar Land Rover Automotive PLC
5.500% due 07/15/29 (Þ) 3,500 3,473
Jones Deslauriers Insurance
Management, Inc.
10.500% due 12/15/30 (Þ) 3,500 3,810
Kedrion SpA
6.500% due 09/01/29 (Þ) 5,900 5,624
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 1,900 1,978
6.500% due 03/26/31 (Þ) 1,700 1,793
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northriver Midstream Finance LP
6.750% due 07/15/32 (Þ) 3,700 3,825
Trivium Packaging Finance BV
5.500% due 08/15/26 (Þ) 1,700 1,691
Viking Cruises, Ltd.
5.875% due 09/15/27 (Þ) 1,100 1,098
Zegona Finance PLC
8.625% due 07/15/29 (Þ) 4,500 4,800
ZF NA Capital, Inc.
6.875% due 04/23/32 (Þ) 4,500 4,511
82,276
Total Long-Term Investments
(cost $600,403) 602,614
Short-Term Investments - 3.5%
EnLink Midstream Partners, LP
4.150% due 06/01/25 4,000 3,966
Federal Home Loan Bank Discount
Notes
4.650% due 10/01/24 (ž) 17,450 17,448
Rain CII Carbon LLC / CII Carbon
Corp.
7.250% due 04/01/25 (Þ) 700 694
Total Short-Term Investments
(cost $22,113) 22,108
Total Investments - 99.2%
(identified cost $622,516) 624,722
Other Assets and Liabilities,
Net - 0.8%
4,904
Net Assets - 100.0%
629,626

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 7
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
91.3%
1011778 BC ULC / New Red Finance, Inc. 09/06/24 3,100,000 102.46 3,176
3,187
Acrisure LLC / Acrisure Finance, Inc. 09/06/24 2,400,000 102.96 2,471
2,472
Acrisure LLC / Acrisure Finance, Inc. 09/06/24 2,300,000 103.84 2,388
2,405
Adient Global Holdings, Ltd. 09/06/24 3,400,000 103.01 3,503
3,503
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 09/06/24 1,700,000 101.52 1,726
1,727
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 09/06/24 2,900,000 103.13 2,991
2,981
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 09/12/24 600,000 100.00 600
609
Allied Universal Holdco LLC 09/06/24 1,700,000 101.66 1,728
1,738
American Airlines Group, Inc. 09/06/24 1,633,333 99.73 1,629
1,629
Antero Resources Corp. 09/06/24 2,500,000 99.07 2,477
2,471
Apollo Commercial Real Estate Finance, Inc. 09/06/24 3,600,000 88.38 3,182
3,224
APX Group, Inc. 09/06/24 2,000,000 99.26 1,985
1,980
Arcosa, Inc. 09/06/24 1,200,000 104.37 1,252
1,256
Arcosa, Inc. 09/06/24 4,000,000 95.12 3,805
3,832
Ashton Woods USA LLC / Ashton Woods Finance Co. 09/06/24 2,400,000 94.81 2,276
2,305
Atlantica Sustainable Infrastructure PLC 09/06/24 2,800,000 99.30 2,780
2,777
ATS Automation Tooling Systems, Inc. 09/06/24 3,000,000 93.81 2,814
2,823
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 09/10/24 4,400,000 100.00 4,400
4,502
Banjay Entertainment SAS 09/06/24 3,900,000 103.75 4,046
4,055
Bausch & Lomb Escrow Corp. 09/06/24 2,600,000 105.52 2,744
2,750
Boeing Co. (The) 09/06/24 2,900,000 107.50 3,118
3,111
Bombardier, Inc. 09/06/24 4,600,000 104.20 4,793
4,811
Caesars Entertainment, Inc. 09/06/24 2,000,000 103.25 2,065
2,069
Caesars Entertainment, Inc. 09/06/24 1,200,000 103.82 1,246
1,254
Caesars Entertainment, Inc. 09/06/24 2,800,000 94.75 2,653
2,665
Calderys Financing LLC 09/06/24 3,200,000 107.92 3,453
3,440
Calpine Corp. 09/06/24 2,400,000 97.07 2,330
2,343
Calpine Corp. 09/06/24 900,000 98.15 883
887
Calumet Specialty Products Partners, LP / Calumet Finance Corp. 09/06/24 1,600,000 97.14 1,554
1,559
Carnival Corp. 09/06/24 4,700,000 100.61 4,728
4,761
Carnival Corp. 09/06/24 1,100,000 101.22 1,113
1,111
Carnival Corp. 09/06/24 1,100,000 108.13 1,189
1,187
CCO Holdings LLC / CCO Holdings Capital Corp. 09/06/24 3,500,000 89.46 3,131
3,168
CCO Holdings LLC / CCO Holdings Capital Corp. 09/06/24 4,900,000 94.84 4,647
4,720
Cerdia Finanz GMBH 09/24/24 1,900,000 100.00 1,900
1,938
Chesapeake Energy Corp. 09/06/24 4,300,000 101.46 4,363
4,382
Chobani LLC / Chobani Finance Corp., Inc. 09/06/24 4,800,000 105.54 5,066
5,041
CHS/Community Health Systems, Inc. 09/06/24 3,300,000 108.06 3,566
3,637
CHS/Community Health Systems, Inc. 09/06/24 1,600,000 80.06 1,281
1,342
CHS/Community Health Systems, Inc. 09/06/24 2,200,000 94.92 2,088
2,135
CITGO Petroleum Corp. 09/06/24 2,000,000 104.33 2,087
2,081
Civitas Resources, Inc. 09/06/24 2,600,000 105.51 2,743
2,717
Civitas Resources, Inc. 09/06/24 2,800,000 107.84 3,020
2,968
Clear Channel Outdoor Holdings, Inc. 09/06/24 3,400,000 104.84 3,565
3,558
Clear Channel Worldwide Holdings, Inc. 09/06/24 1,900,000 85.45 1,624
1,635
Cleveland-Cliffs, Inc. 09/06/24 5,300,000 99.44 5,270
5,359
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc. 09/06/24 2,400,000 100.96 2,423
2,440
Concenta Escrow Issuer Corp. 09/06/24 3,800,000 105.46 4,008
4,001
Connect Finco SARL / Connect US Finco LLC 09/11/24 3,000,000 100.15 3,004
2,900
Consolidated Energy Finance SA 09/06/24 700,000 81.81 573
591
Constellium SE 09/06/24 3,100,000 101.70 3,153
3,185
Constellium SE 09/06/24 3,500,000 92.91 3,252
3,269
Cornerstone Building Brands, Inc. 09/06/24 2,400,000 84.05 2,017
2,123
Coronado Finance Pty, Ltd. 09/24/24 1,100,000 100.00 1,100
1,131
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 09/06/24 2,900,000 103.92 3,014
3,013
CSC Holdings LLC 09/06/24 4,800,000 66.74 3,204
3,413
DaVita, Inc. 09/06/24 6,400,000 95.04 6,083
6,090
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 09/06/24 3,600,000 96.25 3,465
3,530
Dornoch Debt Merger Sub, Inc. 09/06/24 5,900,000 84.95 5,012
5,193
Dream Finders Homes, Inc. 09/06/24 2,900,000 105.34 3,055
3,062
DT Midstream, Inc. 09/06/24 1,200,000 95.38 1,145
1,148
Element Solutions, Inc. 09/06/24 3,300,000 94.95 3,133
3,145
Emerald Debt Merger Sub LLC 09/06/24 4,800,000 103.11 4,949
4,949
Encore Capital Group, Inc. 09/06/24 2,600,000 104.53 2,718
2,740
Encore Capital Group, Inc. 09/06/24 1,300,000 106.82 1,389
1,400
Endo Finance Holdings, Inc. 09/06/24 4,400,000 107.12 4,713
4,716
Energizer Holdings, Inc. 09/06/24 3,300,000 94.68 3,125
3,126

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Venerable High Yield Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
EQM Midstream Partners, LP 09/06/24 2,800,000 103.01 2,884
2,884
EquipmentShare.com, Inc. 09/06/24 4,100,000 104.38 4,279
4,283
EquipmentShare.com, Inc. 09/06/24 1,500,000 104.41 1,566
1,575
Esab Corp. 09/06/24 2,000,000 102.58 2,052
2,057
Evergreen Acqco 1, LP / TVI, Inc. 09/06/24 1,400,000 105.72 1,480
1,477
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 09/06/24 4,800,000 91.10 4,373
4,465
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 09/06/24 1,200,000 94.68 1,136
1,145
First Student Bidco, Inc. 09/06/24 2,000,000 93.09 1,862
1,877
FirstCash, Inc. 09/06/24 3,700,000 103.14 3,816
3,813
FirstCash, Inc. 09/06/24 500,000 96.62 483
483
Fortress Intermediate 3, Inc. 09/06/24 5,600,000 104.41 5,847
5,911
Freedom Mortgage Holdings LLC 09/06/24 4,200,000 102.34 4,298
4,369
Garden Spinco Corp. 09/06/24 4,300,000 109.25 4,698
4,757
Garrett Motion Holdings, Inc. / Garrett LX I SARL 09/06/24 3,000,000 103.33 3,100
3,072
Gartner, Inc. 09/06/24 1,300,000 98.54 1,281
1,288
Gates Corp. 09/06/24 4,500,000 102.84 4,628
4,662
GGAM Finance, Ltd. 09/06/24 600,000 104.57 627
627
GGAM Finance, Ltd. 09/06/24 2,700,000 107.22 2,895
2,896
Glatfelter Corp. 09/06/24 1,500,000 87.52 1,313
1,348
Global Net Lease, Inc. 09/06/24 4,100,000 92.59 3,796
3,823
GPD Cos., Inc. 09/06/24 4,700,000 89.77 4,219
4,347
Graham Packaging Co., Inc. 09/06/24 1,300,000 99.49 1,293
1,287
Graphic Packaging International LLC 09/06/24 1,400,000 94.50 1,323
1,333
Grifols Escrow Issuer SA 09/06/24 4,300,000 95.26 4,096
4,034
Hannesbrands, Inc. 09/06/24 3,600,000 108.18 3,894
3,886
Harbour Energy PLC 09/06/24 5,000,000 99.77 4,988
4,984
Herc Holdings, Inc. 09/06/24 2,600,000 102.79 2,673
2,694
Hess Midstream Operations, LP 09/06/24 1,700,000 103.08 1,752
1,757
HUB International, Ltd. 09/06/24 1,700,000 104.42 1,775
1,772
Iliad SA 09/06/24 1,400,000 101.16 1,416
1,415
Intelligent Packaging, Ltd. 09/06/24 1,300,000 98.96 1,286
1,292
Iron Mountain, Inc. 09/06/24 2,400,000 104.11 2,499
2,500
Iron Mountain, Inc. 09/06/24 4,800,000 99.04 4,754
4,788
Jaguar Land Rover Automotive PLC 09/06/24 3,500,000 99.72 3,490
3,473
Jane Street Group / JSG Finance, Inc. 09/06/24 900,000 95.59 860
867
Jefferson Capital Holdings LLC 09/06/24 3,400,000 106.95 3,636
3,635
Jefferson Capital Holdings LLC 09/06/24 1,000,000 99.97 1,000
1,001
Jones Deslauriers Insurance Management, Inc. 09/06/24 3,500,000 108.81 3,809
3,810
Kedrion SpA 09/06/24 5,900,000 95.01 5,606
5,624
Kinetik Holdings, LP 09/06/24 2,600,000 100.61 2,616
2,618
Kodiak Gas Services, Inc. 09/06/24 2,600,000 103.45 2,690
2,692
Kraken Oil & Gas Partners LLC 09/06/24 5,700,000 102.67 5,852
5,693
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 09/06/24 2,700,000 97.02 2,619
2,638
Leeward Renewable Energy Operations LLC 09/06/24 4,600,000 94.82 4,362
4,336
LGI Homes, Inc. 09/06/24 2,400,000 106.56 2,558
2,570
Macquarie Airfinance Holdings, Ltd. 09/06/24 1,900,000 104.52 1,986
1,978
Macquarie Airfinance Holdings, Ltd. 09/06/24 1,700,000 105.68 1,797
1,793
Martin Midstream Partners, LP / Martin Midstream Fianance Corp. 09/06/24 2,800,000 109.79 3,074
3,082
Matador Resources Co. 09/06/24 4,600,000 101.53 4,670
4,591
Matador Resources Co. 09/20/24 3,600,000 100.00 3,600
3,546
Mauser Packaging Solutions Holding Co. 09/06/24 900,000 101.93 917
923
Mauser Packaging Solutions Holding Co. 09/06/24 1,300,000 103.45 1,345
1,344
McAfee Corp. 09/06/24 4,900,000 95.48 4,679
4,781
McGraw-Hill Education, Inc. 09/06/24 4,600,000 103.53 4,762
4,772
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 09/06/24 4,100,000 102.85 4,217
4,250
MPH Acquisition Holdings LLC 09/06/24 4,200,000 46.94 1,972
1,933
Nabors Industries, Inc. 09/06/24 1,500,000 100.57 1,509
1,504
Nabors Industries, Inc. 09/06/24 2,000,000 105.78 2,116
2,063
Nabors Industries, Inc. 09/06/24 2,400,000 98.32 2,360
2,283
Nationstr Mortgage Holdings, Inc. 09/06/24 5,500,000 98.31 5,407
5,389
NCL Corp., Ltd. 09/06/24 3,300,000 100.21 3,307
3,301
NCL Corp., Ltd. 09/06/24 2,200,000 106.40 2,341
2,357
Northriver Midstream Finance LP 09/06/24 3,700,000 103.54 3,831
3,825
Novelis Corp. 09/06/24 3,500,000 95.94 3,358
3,389
OI European Group BV 09/06/24 2,000,000 94.36 1,887
1,892
Outfront Media Capital LLC / Outfront Media Capital Corp. 09/06/24 1,700,000 106.26 1,806
1,815
Outfront Media Capital LLC / Outfront Media Capital Corp. 09/06/24 3,700,000 94.12 3,482
3,519
Owens-Brockway Glass Container, Inc. 09/06/24 2,100,000 101.05 2,122
2,155

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 9
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC 09/06/24 2,600,000 95.75 2,490
2,502
PBF Holding Co. LLC / PBF Finance Corp. 09/06/24 1,300,000 104.32 1,356
1,339
Pebblebrook Hotel, LP / PEB Finance Corp. 09/23/24 700,000 100.00 700
705
PMHC II, Inc. 09/06/24 4,100,000 91.47 3,750
3,836
Post Holdings, Inc. 09/06/24 2,400,000 103.12 2,475
2,472
PRA Group, Inc. 09/06/24 500,000 102.44 512
519
PRA Group, Inc. 09/06/24 1,400,000 103.50 1,449
1,457
PRA Group, Inc. 09/06/24 3,700,000 90.28 3,340
3,406
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/06/24 4,000,000 95.04 3,802
3,809
Primo Water Holdings, Inc. 09/06/24 3,500,000 95.62 3,347
3,355
PROG Holdings, Inc. 09/06/24 3,200,000 97.55 3,122
3,157
Rain Carbon, Inc. 09/06/24 4,500,000 107.16 4,822
4,859
Rain CII Carbon LLC / CII Carbon Corp. 09/06/24 700,000 99.19 694
694
RHP Hotel Properties, LP 09/06/24 2,800,000 102.92 2,882
2,895
RHP Hotel Properties, LP 09/06/24 2,200,000 104.26 2,294
2,303
Ritchie Bros Holdings, Inc. 09/06/24 800,000 103.16 825
828
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 09/06/24 3,400,000 93.59 3,182
3,199
Rockie Bros Holdings, Inc. 09/06/24 1,400,000 94.11 1,318
1,332
Royal Caribbean Cruises, Ltd. 09/06/24 500,000 100.42 502
505
Royal Caribbean Cruises, Ltd. 09/06/24 5,500,000 102.54 5,640
5,639
RR Donnelley & Sons Co. 09/06/24 5,500,000 99.72 5,485
5,543
Sirius XM Radio, Inc. 09/06/24 2,700,000 93.90 2,535
2,547
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. 09/06/24 3,700,000 103.10 3,815
3,831
Smyrna Ready Mix Concrete LLC 09/06/24 3,900,000 107.85 4,206
4,208
Standard Building Solutions, Inc. 09/06/24 4,100,000 103.22 4,232
4,254
Station Casinos LLC 09/06/24 4,600,000 96.46 4,437
4,443
StoneX Group, Inc. 09/06/24 5,100,000 105.73 5,392
5,432
Sunoco, LP 09/06/24 1,700,000 105.96 1,801
1,801
Talen Energy Supply LLC 09/06/24 3,500,000 108.52 3,798
3,816
Terex Corp 09/30/24 1,300,000 100.00 1,300
1,300
Tranocean Aquila, Ltd. 09/06/24 1,180,000 102.81 1,213
1,207
Transocean Titan Financing, Ltd. 09/06/24 700,000 103.83 727
721
Transocean, Inc. 09/06/24 1,105,000 105.11 1,161
1,152
Trivium Packaging Finance BV 09/06/24 1,700,000 99.00 1,683
1,691
TTM Technologies, Inc. 09/06/24 5,000,000 94.80 4,740
4,741
United Airlines, Inc. 09/06/24 3,100,000 98.03 3,039
3,053
United Rentals NA, Inc. 09/06/24 6,100,000 102.43 6,248
6,302
US Foods, Inc. 09/06/24 1,500,000 106.01 1,590
1,588
Venture Global Calcasieu Pass LLC 09/06/24 1,400,000 93.03 1,302
1,302
Venture Global Calcasieu Pass LLC 09/06/24 1,700,000 94.66 1,609
1,607
Venture Global LNG, Inc. 09/06/24 1,500,000 104.86 1,573
1,564
Venture Global LNG, Inc. 09/06/24 2,100,000 106.12 2,228
2,213
Venture Global LNG, Inc. 09/06/24 2,400,000 112.59 2,702
2,698
Vertiv Group Corp. 09/06/24 3,300,000 95.80 3,162
3,193
VICI Properties, LP / VICI Note Co., Inc. 09/06/24 3,600,000 95.92 3,453
3,446
Viking Cruises, Ltd. 09/06/24 1,100,000 100.16 1,102
1,098
Viking Cruises, Ltd. 09/06/24 2,900,000 101.45 2,942
2,936
Viking Cruises, Ltd. 09/06/24 900,000 109.82 988
984
Viper Energy, Ltd. 09/06/24 2,100,000 106.19 2,230
2,221
Viper Energy, Ltd. 09/06/24 1,300,000 99.52 1,294
1,297
Vistra Operations Co. LLC 09/06/24 3,100,000 100.03 3,101
3,100
Vistra Operations Co. LLC 09/06/24 3,700,000 107.12 3,963
3,982
VM Consolidated, Inc. 09/06/24 6,100,000 98.10 5,984
6,019
Watco Cos. LLC / Watco Finance Corp. 09/06/24 5,900,000 104.34 6,156
6,150
Wayfair LLC 09/24/24 800,000 100.00 800
819
Weatherford International, Ltd. 09/06/24 1,500,000 103.87 1,558
1,563
Weekly Homes LLC / Weekley Finance Corp. 09/06/24 1,600,000 96.88 1,550
1,559
Wrangler Holdco Corp. 09/06/24 6,000,000 103.54 6,212
6,242
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 09/06/24 3,200,000 99.46 3,183
3,201
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 09/06/24 4,000,000 106.16 4,246
4,330
XPO, Inc. 09/06/24 4,100,000 104.25 4,274
4,309
Zebra Technologies Corp. 09/06/24 3,200,000 103.74 3,320
3,343
Zegona Finance PLC 09/06/24 4,500,000 104.49 4,702
4,800
ZF NA Capital, Inc. 09/06/24 4,500,000 104.47 4,701 4,511
574,541
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Venerable High Yield Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 520,33 8 $ —
$ —
$ 520,33 8
International Debt — 82,276 —
—
82,276
Short-Term Investments — 22,10 8 — — 22,10 8
Total Investments
$ — $ 624,722 $ — $ — $ 624,722
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2024, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
1,131
Bermuda .............................................................................................
4,439
Canada ................................................................................................
19,747
Cayman Islands ..................................................................................
4,102
France .................................................................................................
8,739
Germany .............................................................................................
6,449
Ireland ................................................................................................
627
Italy ....................................................................................................
5,625
Jersey ..................................................................................................
3,503
Netherlands ........................................................................................
1,691
Spain ..................................................................................................
4,034
Switzerland ........................................................................................
591
United Kingdom .................................................................................
19,805
United States ......................................................................................
544,239
Total Investments ............................................................................... 624,722

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.9%
Consumer Discretionary - 13.1%
Amazon.com, Inc.(Æ) 651,366 121,369
AutoZone, Inc.(Æ) 1,173 3,695
Axon Enterprise, Inc.(Æ) 5,072 2,027
Best Buy Co., Inc. 13,768 1,422
BorgWarner, Inc. 16,291 591
Caesars Entertainment, Inc.(Æ) 15,474 646
CarMax, Inc.(Æ) 11,254 871
Carnival Corp.(Æ) 72,225 1,335
Charter Communications, Inc. Class A(Æ) 6,666 2,160
Chipotle Mexican Grill, Inc. Class A(Æ) 95,744 5,517
Comcast Corp. Class A 265,239 11,079
Costco Wholesale Corp. 30,905 27,398
Darden Restaurants, Inc. 8,535 1,401
Deckers Outdoor Corp.(Æ) 11,010 1,756
Dollar General Corp. 15,707 1,328
Dollar Tree, Inc.(Æ) 14,818 1,042
Domino's Pizza, Inc. 2,494 1,073
DR Horton, Inc. 20,655 3,940
eBay, Inc. 33,573 2,186
Expedia Group, Inc.(Æ) 9,077 1,344
FactSet Research Systems, Inc. 2,725 1,253
Ford Motor Co. 268,078 2,831
Fox Corp. Class A 16,528 700
Fox Corp. Class B 9,433 366
Garmin, Ltd. 10,987 1,934
General Motors Co. 77,169 3,460
Genuine Parts Co. 9,960 1,391
Hasbro, Inc. 9,357 677
Hilton Worldwide Holdings, Inc. 16,920 3,900
Home Depot, Inc. (The) 69,124 28,009
Hubbell, Inc. Class B 3,839 1,644
Interpublic Group of Cos., Inc. (The) 26,987 854
Las Vegas Sands Corp. 26,104 1,314
Lennar Corp. Class A 16,594 3,111
Live Nation Entertainment, Inc.(Æ) 10,185 1,115
Lowe's Cos., Inc. 39,892 10,805
Lululemon Athletica, Inc.(Æ) 8,193 2,223
Marriott International, Inc. Class A 16,039 3,987
McDonald's Corp. 50,225 15,294
MGM Resorts International(Æ) 15,852 620
Netflix, Inc. Class B(Æ) 30,013 21,287
News Corp. Class A 27,114 722
News Corp. Class B 8,180 229
Nike, Inc. Class B 84,433 7,464
Norwegian Cruise Line Holdings, Ltd.(Æ) 30,677 629
NVR, Inc.(Æ) 214 2,100
Omnicom Group, Inc. 14,003 1,448
O'Reilly Automotive, Inc.(Æ) 4,098 4,719
Paramount Global Class B 35,348 375
PulteGroup, Inc. 14,249 2,045
Ralph Lauren Corp. Class A 2,792 541
Raytheon Technologies Corp. 92,654 11,226
Ross Stores, Inc. 22,904 3,447
Royal Caribbean Cruises, Ltd. 16,261 2,884
Starbucks Corp. 78,930 7,695
Tapestry, Inc. 16,429 772
Target Corp. 32,267 5,029
Tesla, Inc.(Æ) 192,990 50,492
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TJX Cos., Inc. (The) 78,925 9,277
Tractor Supply Co. 7,709 2,243
Ulta Beauty, Inc.(Æ) 3,427 1,334
Walmart, Inc. 302,848 24,455
Walt Disney Co. (The) 127,062 12,222
Warner Bros Discovery, Inc.(Æ) 159,437 1,315
Wynn Resorts, Ltd. 6,752 647
Yum! Brands, Inc. 19,305 2,697
454,962
Consumer Staples - 4.2%
Altria Group, Inc. 119,710 6,110
Archer-Daniels-Midland Co. 32,830 1,961
Brown-Forman Corp. Class B - ADR 12,800 630
Bunge, Ltd. 10,125 978
Campbell Soup Co. 14,068 688
Church & Dwight Co., Inc. 17,484 1,831
Clorox Co. (The) 8,880 1,447
Coca-Cola Co. (The) 270,163 19,414
Colgate-Palmolive Co. 57,204 5,938
Conagra Brands, Inc. 34,183 1,112
Constellation Brands, Inc. Class A 10,759 2,772
CVS Health Corp. 87,503 5,502
Estee Lauder Cos., Inc. (The) Class A 16,662 1,661
General Mills, Inc. 38,218 2,822
Hershey Co. (The) 10,555 2,024
Hormel Foods Corp. 20,756 658
JM Smucker Co. (The) 7,592 919
Kellanova 18,823 1,519
Kenvue, Inc. 131,496 3,042
Keurig Dr Pepper, Inc. 74,634 2,797
Kimberly-Clark Corp. 23,124 3,290
Kraft Heinz Co. (The) 61,523 2,160
Kroger Co. (The) 45,594 2,613
McCormick & Co., Inc. 18,001 1,481
Molson Coors Beverage Co. Class B 13,002 748
Mondelez International, Inc. Class A 93,468 6,886
Monster Beverage Corp.(Æ) 48,415 2,526
PepsiCo, Inc. 95,839 16,297
Philip Morris International, Inc. 108,347 13,153
Procter & Gamble Co. (The) 162,966 28,227
Sysco Corp. 33,765 2,636
Tyson Foods, Inc. Class A 20,451 1,218
Walgreens Boots Alliance, Inc. 51,200 459
145,519
Energy - 3.3%
Baker Hughes Co. 68,172 2,464
Chevron Corp. 117,010 17,232
Coterra Energy, Inc. 53,215 1,274
Devon Energy Corp. 45,190 1,768
Diamondback Energy, Inc. 12,752 2,198
Eaton Corp. PLC 27,864 9,235
Enphase Energy, Inc.(Æ) 9,729 1,100
EOG Resources, Inc. 40,074 4,926
EQT Corp. 42,440 1,555
Exxon Mobil Corp. 309,694 36,302
First Solar, Inc.(Æ) 7,654 1,909
Halliburton Co. 63,301 1,839
Hess Corp. 19,762 2,684

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kinder Morgan, Inc. 132,579 2,929
Marathon Oil Corp. 40,330 1,074
Marathon Petroleum Corp. 22,980 3,744
Occidental Petroleum Corp. 48,145 2,481
ONEOK, Inc. 40,103 3,655
Phillips 66 28,740 3,778
Schlumberger NV 99,611 4,179
Targa Resources Corp. 15,043 2,227
Valero Energy Corp. 21,995 2,970
Williams Cos., Inc. (The) 84,945 3,878
115,401
Financial Services - 13.7%
Aflac, Inc. 34,597 3,868
Alexandria Real Estate Equities, Inc.(ö) 11,254 1,336
Allstate Corp. (The) 18,130 3,438
American Express Co. 38,562 10,458
American International Group, Inc. 44,214 3,238
American Tower Corp.(ö) 32,544 7,568
Ameriprise Financial, Inc. 6,742 3,167
Aon PLC Class A 15,153 5,243
Arch Capital Group, Ltd.(Æ) 25,709 2,876
Arthur J Gallagher & Co. 15,228 4,285
Assurant, Inc. 3,717 739
AvalonBay Communities, Inc.(ö) 10,153 2,287
Bank of America Corp. 465,154 18,457
Bank of New York Mellon Corp. (The) 50,672 3,641
Berkshire Hathaway, Inc. Class B(Æ) 127,720 58,785
BlackRock, Inc. Class A 9,735 9,243
Blackstone, Inc. Class A 49,806 7,627
Brown & Brown, Inc. 16,929 1,754
BXP, Inc.(ö) 10,332 831
Camden Property Trust(ö) 7,618 941
Capital One Financial Corp. 26,219 3,926
Cboe Global Markets, Inc. 7,519 1,540
CBRE Group, Inc. Class A(Æ) 20,682 2,574
Charles Schwab Corp. (The) 103,977 6,739
Chubb, Ltd. 26,189 7,553
Cincinnati Financial Corp. 11,194 1,524
Citigroup, Inc. 132,934 8,322
Citizens Financial Group, Inc. 32,535 1,336
CME Group, Inc. Class A 25,090 5,536
Crown Castle, Inc.(ö) 29,838 3,540
Digital Realty Trust, Inc.(ö) 21,144 3,422
Discover Financial Services 17,919 2,514
Equinix, Inc.(ö) 6,601 5,859
Equity Residential(ö) 24,659 1,836
Erie Indemnity Co. Class A 1,739 939
Essex Property Trust, Inc.(ö) 4,591 1,356
Everest Re Group, Ltd. 3,107 1,217
Extra Space Storage, Inc.(ö) 15,139 2,728
Federal Realty Investment Trust(ö) 5,338 614
Fifth Third Bancorp 46,470 1,991
Franklin Resources, Inc. 21,442 432
Globe Life, Inc. 6,004 636
Goldman Sachs Group, Inc. (The) 21,728 10,758
Hartford Financial Services Group, Inc. 20,119 2,366
Healthpeak Properties, Inc.(ö) 50,323 1,151
Host Hotels & Resorts, Inc.(ö) 50,413 887
Huntington Bancshares, Inc. 103,625 1,523
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intercontinental Exchange, Inc. 39,974 6,421
Invesco, Ltd. 32,165 565
Invitation Homes, Inc.(ö) 41,170 1,452
Iron Mountain, Inc.(ö) 20,960 2,491
JPMorgan Chase & Co. 198,377 41,831
KeyCorp 67,417 1,129
Kimco Realty Corp.(ö) 47,719 1,108
KKR & Co., Inc. Class A 46,383 6,057
Loews Corp. 12,981 1,026
M&T Bank Corp. 11,931 2,125
Marsh & McLennan Cos., Inc. 34,339 7,661
MasterCard, Inc. Class A 57,627 28,457
MetLife, Inc. 40,392 3,332
Mid-America Apartment Communities, Inc.
(ö) 8,353 1,327
Morgan Stanley 87,209 9,091
Nasdaq, Inc. 29,589 2,160
Northern Trust Corp. 14,629 1,317
PNC Financial Services Group, Inc. (The) 27,731 5,126
Principal Financial Group, Inc. 15,419 1,324
Progressive Corp. (The) 40,818 10,358
Prologis, Inc.(ö) 64,528 8,149
Prudential Financial, Inc. 24,510 2,968
Public Storage(ö) 11,022 4,011
Raymond James Financial, Inc. 13,339 1,633
Realty Income Corp.(ö) 60,666 3,847
Regency Centers Corp.(ö) 11,759 849
Regions Financial Corp. 65,484 1,528
SBA Communications Corp.(ö) 7,683 1,849
Simon Property Group, Inc.(ö) 21,087 3,564
State Street Corp. 21,541 1,906
Synchrony Financial 28,711 1,432
T Rowe Price Group, Inc. 15,967 1,739
Travelers Cos., Inc. (The) 15,650 3,664
Truist Financial Corp. 93,253 3,988
UDR, Inc.(ö) 21,663 982
US Bancorp 108,749 4,973
Ventas, Inc.(ö) 28,942 1,856
VICI Properties, Inc.(ö) 74,591 2,485
Visa, Inc. Class A 116,470 32,024
Wells Fargo & Co. 234,187 13,229
Welltower, Inc.(ö) 39,734 5,087
Weyerhaeuser Co.(ö) 52,127 1,765
Willis Towers Watson PLC 7,310 2,153
WR Berkley Corp. 21,663 1,229
473,869
Health Care - 11.1%
Abbott Laboratories 121,277 13,827
AbbVie, Inc. 123,093 24,309
Agilent Technologies, Inc. 20,033 2,974
Align Technology, Inc.(Æ) 5,006 1,273
Amgen, Inc. 37,367 12,040
Baxter International, Inc. 36,437 1,384
Becton Dickinson & Co. 20,152 4,859
Biogen, Inc.(Æ) 10,411 2,018
Bio-Techne Corp. 11,268 901
Boston Scientific Corp.(Æ) 102,458 8,586
Bristol-Myers Squibb Co. 141,270 7,309
Cardinal Health, Inc. 17,416 1,925

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Catalent, Inc.(Æ) 12,941 784
Cencora, Inc. Class A 11,837 2,664
Centene Corp.(Æ) 36,118 2,719
Charles River Laboratories International,
Inc.(Æ) 3,683 725
Cigna Group (The) 19,194 6,650
Cooper Cos, Inc. (The)(Æ) 14,212 1,568
Danaher Corp. 44,224 12,295
DaVita HealthCare Partners, Inc.(Æ) 3,169 519
DexCom, Inc.(Æ) 28,436 1,906
Edwards Lifesciences Corp.(Æ) 41,368 2,730
Elevance Health, Inc. 16,198 8,423
Eli Lilly & Co. 54,993 48,721
GE HealthCare Technologies, Inc. 30,354 2,849
Gilead Sciences, Inc. 86,814 7,278
HCA Healthcare, Inc. 12,758 5,185
Henry Schein, Inc.(Æ) 9,156 667
Hologic, Inc.(Æ) 16,687 1,359
Humana, Inc. 8,267 2,618
IDEXX Laboratories, Inc.(Æ) 5,649 2,854
Incyte Corp.(Æ) 11,368 751
Insulet Corp.(Æ) 5,008 1,166
Intuitive Surgical, Inc.(Æ) 24,719 12,144
IQVIA, Inc.(Æ) 11,891 2,818
Johnson & Johnson 167,723 27,182
Labcorp Holdings, Inc. 6,027 1,347
McKesson Corp. 9,067 4,483
Medtronic PLC 88,241 7,944
Merck & Co., Inc. 176,557 20,050
Moderna, Inc.(Æ) 23,840 1,593
Molina Healthcare, Inc.(Æ) 4,190 1,444
Pfizer, Inc. 394,793 11,425
Quest Diagnostics, Inc. 7,944 1,233
Regeneron Pharmaceuticals, Inc.(Æ) 7,380 7,758
ResMed, Inc. 10,504 2,564
Revvity, Inc. 8,823 1,127
Solventum Corp.(Æ) 9,879 689
STERIS PLC 7,065 1,714
Stryker Corp. 23,629 8,536
Teleflex, Inc. 3,368 833
Thermo Fisher Scientific, Inc. 26,605 16,457
UnitedHealth Group, Inc. 64,003 37,422
Universal Health Services, Inc. Class B 4,267 977
Vertex Pharmaceuticals, Inc.(Æ) 17,959 8,352
Viatris, Inc. 85,137 988
Waters Corp.(Æ) 4,242 1,527
West Pharmaceutical Services, Inc. 5,209 1,564
Zimmer Biomet Holdings, Inc. 14,710 1,588
Zoetis, Inc. Class A 31,800 6,213
385,808
Materials and Processing - 3.2%
Air Products & Chemicals, Inc. 15,496 4,614
Albemarle Corp. 8,404 796
Amcor PLC 103,348 1,171
Ball Corp. 22,193 1,507
Builders FirstSource, Inc.(Æ) 7,996 1,550
Carrier Global Corp. 58,404 4,701
Celanese Corp. Class A 7,185 977
CF Industries Holdings, Inc. 13,069 1,121
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Copart, Inc.(Æ) 60,120 3,150
Dow, Inc. 48,126 2,629
DuPont de Nemours, Inc. 29,896 2,664
Eastman Chemical Co. 8,412 942
Ecolab, Inc. 17,713 4,523
Fastenal Co. 39,313 2,808
FMC Corp. 8,925 589
Freeport-McMoRan, Inc. 100,110 4,997
General Electric Co. 74,450 14,040
International Flavors & Fragrances, Inc. 18,258 1,916
International Paper Co. 24,835 1,213
Johnson Controls International PLC 45,867 3,560
Linde PLC 33,494 15,971
LKQ Corp. 19,076 762
LyondellBasell Industries NV Class A 18,394 1,764
Martin Marietta Materials, Inc. 4,197 2,259
Masco Corp. 15,748 1,322
Mohawk Industries, Inc.(Æ) 3,790 609
Mosaic Co. (The) 22,980 615
Newmont Corp. 80,363 4,295
Nucor Corp. 16,296 2,450
Packaging Corp. of America 6,374 1,373
Pool Corp. 2,741 1,033
PPG Industries, Inc. 16,019 2,122
Sherwin-Williams Co. (The) 16,257 6,205
Smurfit WestRock PLC 33,877 1,674
Steel Dynamics, Inc. 10,561 1,332
Trane Technologies PLC 15,775 6,132
Vulcan Materials Co. 9,456 2,368
111,754
Producer Durables - 7.5%
3M Co. 38,564 5,272
Ametek, Inc. 15,898 2,730
Amphenol Corp. Class A 83,713 5,455
AO Smith Corp. 8,636 776
Aptiv PLC(Æ) 19,453 1,401
Automatic Data Processing, Inc. 28,486 7,883
Avery Dennison Corp. 5,760 1,272
Boeing Co. (The)(Æ) 40,227 6,116
Caterpillar, Inc. 33,294 13,021
CH Robinson Worldwide, Inc. 8,373 924
Cintas Corp. 24,021 4,945
Corpay, Inc.(Æ) 5,024 1,571
CoStar Group, Inc.(Æ) 29,198 2,203
CSX Corp. 136,300 4,706
Cummins, Inc. 9,410 3,047
Deere & Co. 17,597 7,344
Delta Air Lines, Inc. 46,142 2,344
Dover Corp. 9,827 1,884
Emerson Electric Co. 39,866 4,360
Equifax, Inc. 8,839 2,597
Expeditors International of Washington, Inc. 10,100 1,327
FedEx Corp. 15,778 4,318
Fortive Corp. 25,171 1,987
Gartner, Inc.(Æ) 5,291 2,681
GE Vernova, Inc.(Æ) 19,091 4,868
Generac Holdings, Inc.(Æ) 4,334 689
General Dynamics Corp. 17,980 5,434
Global Payments, Inc. 18,251 1,869

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Honeywell International, Inc. 45,361 9,377
Howmet Aerospace, Inc. 27,727 2,780
Huntington Ingalls Industries, Inc. 2,820 746
IDEX Corp. 5,412 1,161
Illinois Tool Works, Inc. 18,924 4,959
Ingersoll Rand, Inc. 27,704 2,719
Jacobs Solutions, Inc. 8,953 1,172
JB Hunt Transport Services, Inc. 5,829 1,005
Keysight Technologies, Inc.(Æ) 12,481 1,984
L3Harris Technologies, Inc. 13,026 3,098
Lamb Weston Holdings, Inc. 10,325 668
Lockheed Martin Corp. 14,882 8,699
MarketAxess Holdings, Inc. 2,710 694
Mettler-Toledo International, Inc.(Æ) 1,527 2,290
Moody's Corp. 10,944 5,194
Nordson Corp. 3,885 1,020
Norfolk Southern Corp. 15,524 3,858
Northrop Grumman Corp. 9,695 5,120
Old Dominion Freight Line, Inc. 12,740 2,531
Otis Worldwide Corp. 27,503 2,859
PACCAR, Inc. 35,979 3,550
Parker-Hannifin Corp. 8,959 5,660
Paychex, Inc. 21,997 2,952
PayPal Holdings, Inc.(Æ) 70,190 5,477
Pentair PLC 11,871 1,161
Quanta Services, Inc. 10,467 3,121
Republic Services, Inc. Class A 14,017 2,815
Rockwell Automation, Inc. 8,152 2,188
Rollins, Inc. 20,082 1,016
S&P Global, Inc. 22,308 11,524
Snap-on, Inc. 3,770 1,092
Southwest Airlines Co. 42,792 1,268
Stanley Black & Decker, Inc. 11,003 1,212
Teledyne Technologies, Inc.(Æ) 3,391 1,484
Textron, Inc. 13,636 1,208
TransDigm Group, Inc. 3,900 5,566
Trimble Navigation, Ltd.(Æ) 17,462 1,084
Union Pacific Corp. 42,520 10,480
United Airlines, Inc.(Æ) 23,510 1,341
United Parcel Service, Inc. Class B 50,832 6,930
United Rentals, Inc. 4,573 3,703
Veralto Corp. 15,709 1,757
Verisk Analytics, Inc. Class A 9,772 2,619
Waste Management, Inc. 25,436 5,281
Westinghouse Air Brake Technologies Corp. 12,029 2,187
WW Grainger, Inc. 3,127 3,248
Xylem, Inc. 17,336 2,341
Zebra Technologies Corp. Class A(Æ) 3,677 1,362
258,585
Technology - 38.1%
Accenture PLC Class A 43,817 15,488
Adobe, Inc.(Æ) 30,502 15,793
Advanced Micro Devices, Inc.(Æ) 112,401 18,443
Airbnb, Inc. Class A(Æ) 30,203 3,830
Akamai Technologies, Inc.(Æ) 10,891 1,099
Allegion PLC 6,252 911
Alphabet, Inc. Class A 408,446 67,741
Alphabet, Inc. Class C 334,796 55,975
Analog Devices, Inc. 34,544 7,951
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ansys, Inc.(Æ) 6,242 1,989
Apple, Inc. 1,059,867 246,949
Applied Materials, Inc. 57,881 11,695
Arista Networks, Inc.(Æ) 17,693 6,791
Autodesk, Inc.(Æ) 14,895 4,103
Booking Holdings, Inc. 2,301 9,692
Broadcom, Inc. 324,462 55,970
Broadridge Financial Solutions, Inc. 8,450 1,817
Cadence Design Systems, Inc.(Æ) 18,954 5,137
CDW Corp. 9,610 2,175
Ceridian HCM Holding, Inc.(Æ) 11,291 692
Cisco Systems, Inc. 276,567 14,719
Cognizant Technology Solutions Corp.
Class A 34,033 2,627
Corning, Inc. 55,126 2,489
Corteva, Inc. 47,530 2,794
Crowdstrike Holdings, Inc. Class A(Æ) 16,075 4,509
Dell Technologies, Inc. Class C 20,057 2,378
Electronic Arts, Inc. 16,508 2,368
EPAM Systems, Inc.(Æ) 4,145 825
F5, Inc.(Æ) 4,191 923
Fair Isaac Corp.(Æ) 1,684 3,273
Fidelity National Information Services, Inc. 37,459 3,137
Fiserv, Inc.(Æ) 39,536 7,103
Fortinet, Inc.(Æ) 43,591 3,380
Gen Digital, Inc. 39,399 1,081
GoDaddy, Inc. Class A(Æ) 10,078 1,580
Hewlett Packard Enterprise Co. 92,953 1,902
HP, Inc. 68,239 2,448
Intel Corp. 296,379 6,953
International Business Machines Corp. 64,002 14,150
Intuit, Inc. 19,512 12,117
Jabil Circuit, Inc. 7,790 933
Jack Henry & Associates, Inc. 5,213 920
Juniper Networks, Inc. 23,238 906
KLA Corp. 9,385 7,268
Lam Research Corp. 9,098 7,425
Leidos Holdings, Inc. 9,668 1,576
Match Group, Inc.(Æ) 18,996 719
Meta Platforms, Inc. Class A 152,290 87,177
Microchip Technology, Inc. 36,832 2,957
Micron Technology, Inc. 77,156 8,002
Microsoft Corp. 518,116 222,945
Monolithic Power Systems, Inc. 3,344 3,092
Motorola Solutions, Inc. 11,624 5,226
MSCI, Inc. Class A 5,401 3,148
NetApp, Inc. 14,757 1,823
NVIDIA Corp. 1,714,854 208,252
NXP Semiconductors NV 17,818 4,276
ON Semiconductor Corp.(Æ) 30,763 2,234
Oracle Corp. 111,143 18,939
Palantir Technologies, Inc. Class A(Æ) 140,409 5,223
Palo Alto Networks, Inc.(Æ) 22,511 7,694
Paycom Software, Inc. 3,438 573
PTC, Inc.(Æ) 8,562 1,547
Qorvo, Inc.(Æ) 6,903 713
QUALCOMM, Inc. 77,896 13,246
Roper Technologies, Inc. 7,455 4,148
Salesforce, Inc. 67,674 18,523
Seagate Technology Holdings PLC 13,964 1,529

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ServiceNow, Inc.(Æ) 14,287 12,778
Skyworks Solutions, Inc. 11,472 1,133
Super Micro Computer, Inc.(Æ) 3,601 1,499
Synopsys, Inc.(Æ) 10,605 5,370
Take-Two Interactive Software, Inc.(Æ) 11,354 1,745
TE Connectivity PLC 20,868 3,151
Teradyne, Inc. 11,163 1,495
Texas Instruments, Inc. 63,436 13,104
Tyler Technologies, Inc.(Æ) 3,036 1,772
Uber Technologies, Inc.(Æ) 145,618 10,945
VeriSign, Inc.(Æ) 6,196 1,177
Western Digital Corp.(Æ) 23,348 1,594
1,321,774
Utilities - 3.7%
AES Corp. (The) 50,814 1,019
Alliant Energy Corp. 18,332 1,113
Ameren Corp. 19,068 1,668
American Electric Power Co., Inc. 37,691 3,867
American Water Works Co., Inc. 13,930 2,037
APA Corp. 25,746 630
AT&T, Inc. 499,691 10,993
Atmos Energy Corp. 10,788 1,496
CenterPoint Energy, Inc. 45,742 1,346
CMS Energy Corp. 21,353 1,508
ConocoPhillips 81,509 8,581
Consolidated Edison, Inc. 24,728 2,575
Constellation Energy Generation LLC 21,951 5,708
Dominion Energy, Inc. 57,602 3,329
DTE Energy Co. 14,797 1,900
Duke Energy Corp. 53,794 6,202
Edison International 27,511 2,396
Entergy Corp. 15,269 2,010
Evergy, Inc. 16,441 1,020
Eversource Energy 25,187 1,714
Exelon Corp. 68,652 2,784
FirstEnergy Corp. 37,036 1,643
NextEra Energy, Inc. 143,215 12,106
NiSource, Inc. 32,056 1,111
NRG Energy, Inc. 14,907 1,358
PG&E Corp. 146,759 2,901
Pinnacle West Capital Corp. 8,120 719
PPL Corp. 52,751 1,745
Public Service Enterprise Group, Inc. 34,204 3,051
Sempra Energy 43,473 3,636
Southern Co. (The) 76,202 6,872
T-Mobile US, Inc. 33,714 6,957
Verizon Communications, Inc. 293,378 13,176
Vistra Corp. 23,354 2,768
WEC Energy Group, Inc. 22,582 2,172
Xcel Energy, Inc. 39,730 2,594
126,705
Total Common Stocks
(cost $3,192,847) 3,394,377
Short-Term Investments - 2.1%
State Street Institutional Liquid Reserves
Fund
74,837,525 74,867
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $74,866) 74,867
Total Investments - 100.0%
(identified cost $3,267,713) 3,469,244
Other Assets and Liabilities,
Net - (0.0)%
(832)
Net Assets - 100.0%
3,468,412

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Venerable Large Cap Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 280 USD 81,400 12/24 1,036
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 1,036
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 454,962 $ — $ —
$ —
$ 454,962
Consumer Staples 145,519 — —
—
145,519
Energy 115,401 — —
—
115,401
Financial Services 473,869 — —
—
473,869
Health Care 385,808 — —
—
385,808
Materials and Processing 111,754 — —
—
111,754
Producer Durables 258,585 — —
—
258,585
Technology 1,321,774 — —
—
1,321,774
Utilities 126,705 — —
—
126,705
Short-Term Investments — — — 74,867 74,867
Total Investments
3,394,377 — — 74,867 3,469,244
Other Financial Instruments
Assets
Futures Contracts 1,036 — — — 1,036
Total Other Financial Instruments
*
$ 1,036 $ — $ — $ — $ 1,036
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2024, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2024, if any, were less than 1% of net assets.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 17
Transactions (amounts in thousands) during the period ended September 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
State Street Institutional Liquid
Reserves Fund $ — $ 122,145 $ 47,282 $ 2 $ 2 $ 74,867 $ 159 $ —

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Venerable Moderate Allocation Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 60.1%
Venerable US Large Cap Strategic Equity Fund Class I 142,925,902 1,510,727
Fixed Income - 39.9%
Venerable High Yield Fund Class I 49,880,792 502,299
Venerable Strategic Bond Fund Class I 50,228,163 500,775
1,003,074
Total Investments in Affiliated Funds
(cost $2,431,075) 2,513,801
Total Investments - 100.0%
(identified cost $2,431,075) 2,513,801
Other Assets and Liabilities, Net - (0.0)%
(242)
Net Assets - 100.0%
2,513,559

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Moderate Allocation Fund 19
Transactions (amounts in thousands) during the period ended September 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable US Large Cap Strategic
Equity Fund $ — $ 1,499,657 $ 71,941 $ 2,180 $ 80,831 $ 1,510,727 $ — $ —
Venerable High Yield Fund — 503,228 4,358 14 3,415 502,299 — —
Venerable Strategic Bond Fund — 504,692 2,408 11 (1,520) 500,775 — —
$ — $ 2,507,577 $ 78,707 $ 2,205 $ 82,726 $ 2,513,801 $ — $ —

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 97.5%
Asset-Backed Securities - 5.8%
Aaset Trust
Series 2019-2 Class A
3.376% due 10/16/39 (Þ) 5,061 4,862
Applebee's Funding LLC / IHOP
Funding LLC
Series 2023-1A Class A2
7.824% due 03/05/53 (Þ) 4,260 4,458
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2023-8A Class A
6.020% due 02/20/30 (Þ) 3,800 3,996
Series 2024-1A Class A
5.360% due 06/20/30 (Þ) 2,000 2,056
Avis Budget Rental Car Funding
AESOP LLC
Series 2023-8A Class C
7.340% due 02/20/30 (Þ) 3,700 3,916
Business Jet Securities LLC
Series 2024-1A Class B
6.924% due 05/15/39 (Þ) 3,158 3,252
Cayuga Park CLO, Ltd.
Series 2021-1A Class AR
6.690% due 07/17/34 (CME Term
SOFR 3 Month + 1.382%)(Ê)(Þ) 2,030 2,034
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,703 1,719
Ford Credit Auto Owner Trust
Series 2021-2 Class C
2.110% due 05/15/34 (Þ) 1,870 1,758
ITE Rail Fund Levered, LP
Series 2021-1A Class A
2.250% due 02/28/51 (Þ) 2,302 2,112
JG Wentworth LV LLC
Series 2023-D Class A
6.530% due 12/31/77 (Þ) 4,957 5,403
Libra Solutions LLC
Series 2024-1A Class A
5.880% due 09/30/38 (Š)(Þ) 4,000 4,000
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 4,803 4,397
MVW LLC
Series 2024-2A Class A
4.430% due 03/20/42 (Þ) 3,960 3,953
Navient Student Loan Trust
Series 2020-BA Class B
2.770% due 01/15/69 (Þ) 5,000 4,293
Oak Street Investment Grade Net Lease
Fund
Series 2020-1A Class A1
1.850% due 10/20/50 (Þ) 4,599 4,409
Octagon Investment Partners 11, Ltd.
Series 2014-1A Class AAR3
6.378% due 02/14/31 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 4,165 4,168
Renew Financial
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-2A Class A
5.326% due 11/20/60 (Š)(Þ) 5,632 5,601
SMB Private Education Loan Trust
Series 2023-B Class B
5.770% due 10/16/56 (Þ) 1,100 1,120
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 5,710 5,832
Subway Funding LLC
Series 2024-3A Class A23
5.914% due 07/30/54 (Þ) 5,000 4,995
Sunrun Vulcan Issuer LLC
Series 2021-1A Class A
2.460% due 01/30/52 (Þ) 3,612 3,006
Sunrun Xanadu Issuer
Series 2024-3A Class A2
5.880% due 10/30/59 (Þ) 5,400 5,364
Synchrony Card Funding LLC
Series 2022-A2 Class A
3.860% due 07/15/28 5,000 4,970
Taco Bell Funding LLC
Series 2021-1A Class A23
2.542% due 08/25/51 (Þ) 4,176 3,582
USQ Rail III LLC
Series 2024-1A Class A
4.990% due 09/28/54 (Þ) 5,000 4,996
VB-S1 Issuer LLC - VBTEL
Series 2024-1A Class C2
5.590% due 05/15/54 (Þ) 5,000 5,081
Woodmont Trust
Series 2024-12A Class A1R
1.000% due 10/25/32 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 4,230 4,231
109,564
Corporate Bonds and Notes - 25.3%
AbbVie, Inc.
5.050% due 03/15/34 2,640 2,757
Series WI
3.200% due 11/21/29 5,340 5,107
4.250% due 11/21/49 2,150 1,924
Aetna, Inc.
3.875% due 08/15/47 1,210 945
Air Lease Corp.
5.300% due 02/01/28 2,740 2,814
Altria Group, Inc.
4.800% due 02/14/29 410 415
2.450% due 02/04/32 1,550 1,322
6.875% due 11/01/33 1,100 1,242
5.800% due 02/14/39 1,000 1,051
5.950% due 02/14/49 2,200 2,308
American Express Co.
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 880 922
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 2,150 1,888
Amgen, Inc.
5.250% due 03/02/33 1,800 1,874
5.650% due 03/02/53 1,800 1,894
Aon NA, Inc.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 03/01/34 3,600 3,780
AT&T, Inc.
5.550% due 08/15/41 910 936
Series WI
2.550% due 12/01/33 2,230 1,880
3.500% due 09/15/53 2,540 1,865
3.550% due 09/15/55 1,020 745
Bank of America Corp.
1.319% due 06/19/26 (SOFR +
1.150%)(Ê) 8,700 8,487
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 2,630 2,387
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 5,340 4,680
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 4,460 4,434
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 6,640 5,605
Series MTN
4.083% due 03/20/51 (CME Term
SOFR 3 Month + 3.412%)(Ê) 1,710 1,485
Series WI
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 7,710 7,504
Boeing Co. (The)
3.200% due 03/01/29 1,220 1,129
BP Capital Markets America, Inc.
3.633% due 04/06/30 1,590 1,544
2.939% due 06/04/51 2,700 1,834
Bristol-Myers Squibb Co.
5.200% due 02/22/34 1,940 2,044
5.550% due 02/22/54 1,240 1,315
Broadcom, Inc.
3.137% due 11/15/35 (Þ) 3,300 2,821
Series WI
4.150% due 11/15/30 950 935
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 2,000 1,797
3.302% due 01/15/35 (Þ) 2,000 1,724
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 1,800 1,837
Charles Schwab Corp. (The)
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 3,450 3,772
Charter Communications Operating
LLC / Charter Communications
Operating Capital
5.050% due 03/30/29 3,300 3,284
2.800% due 04/01/31 900 770
4.400% due 04/01/33 1,350 1,236
6.550% due 06/01/34 1,250 1,298
5.750% due 04/01/48 370 322
4.800% due 03/01/50 1,420 1,084
3.900% due 06/01/52 1,230 806
5.500% due 04/01/63 1,050 853
Series WI
4.200% due 03/15/28 900 876
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.484% due 10/23/45 500 482
Cheniere Energy Partners, LP
Series WI
4.000% due 03/01/31 490 464
3.250% due 01/31/32 1,850 1,653
Cigna Corp.
2.375% due 03/15/31 1,310 1,154
Cigna Group (The)
Series WI
4.375% due 10/15/28 3,400 3,413
4.800% due 08/15/38 1,930 1,878
4.900% due 12/15/48 1,000 942
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 450 446
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 2,550 2,489
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 4,730 4,633
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 6,390 5,619
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 3,960 3,708
6.125% due 08/25/36 700 761
8.125% due 07/15/39 240 319
4.650% due 07/23/48 800 755
Series 9-RG
4.650% due 07/30/45 530 502
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 1,560 1,668
6.544% due 11/15/53 (Þ) 310 349
Comcast Corp.
3.400% due 04/01/30 970 930
3.750% due 04/01/40 2,150 1,860
2.800% due 01/15/51 2,840 1,884
Constellation Brands, Inc.
4.350% due 05/09/27 550 551
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 2,000 1,899
5.750% due 01/15/31 (Þ) 1,110 1,136
4.900% due 06/01/44 1,000 854
Series WI
4.375% due 01/15/28 1,800 1,774
Coterra Energy, Inc.
5.600% due 03/15/34 2,000 2,070
Series WI
3.900% due 05/15/27 3,400 3,350
CVS Health Corp.
4.300% due 03/25/28 1,550 1,545
3.750% due 04/01/30 2,130 2,042
2.125% due 09/15/31 970 819
4.780% due 03/25/38 2,560 2,417
5.125% due 07/20/45 1,630 1,519
5.050% due 03/25/48 3,050 2,783
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 3,000 2,995
Devon Energy Corp.
5.200% due 09/15/34 2,000 1,992

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 09/15/54 3,840 3,733
Diamondback Energy, Inc.
3.500% due 12/01/29 1,400 1,333
3.125% due 03/24/31 3,200 2,916
4.400% due 03/24/51 640 533
6.250% due 03/15/53 1,000 1,073
Duke Energy Corp.
3.150% due 08/15/27 1,000 972
Duke Energy Indiana LLC
5.400% due 04/01/53 900 927
Duke Energy Ohio, Inc.
5.250% due 04/01/33 900 940
Elevance Health, Inc.
4.100% due 05/15/32 850 829
4.550% due 05/15/52 220 196
Emerson Electric Co.
2.800% due 12/21/51 1,700 1,167
Energy Transfer Operating, LP
5.550% due 05/15/34 3,600 3,727
Energy Transfer, LP
4.750% due 01/15/26 1,900 1,903
5.250% due 04/15/29 900 926
3.750% due 05/15/30 2,000 1,911
6.250% due 04/15/49 1,700 1,789
Enterprise Products Operating LLC
4.150% due 10/16/28 3,710 3,708
4.850% due 01/31/34 4,610 4,676
3.700% due 01/31/51 1,200 935
EOG Resources, Inc.
3.900% due 04/01/35 1,400 1,312
4.950% due 04/15/50 1,040 1,002
EQT Corp.
3.900% due 10/01/27 3,770 3,705
7.000% due 02/01/30 1,000 1,093
Exxon Mobil Corp.
3.452% due 04/15/51 2,390 1,854
FirstEnergy Corp.
Series B
3.900% due 07/15/27 5,000 4,944
Series C
4.850% due 07/15/47 820 752
FirstEnergy Transmission LLC
4.550% due 01/15/30 (Þ) 930 938
5.000% due 01/15/35 (Þ) 2,000 2,031
Ford Motor Co.
7.350% due 03/06/30 4,320 4,674
6.100% due 08/19/32 1,380 1,413
Ford Motor Credit Co. LLC
4.950% due 05/28/27 2,790 2,782
Foundry JV Holdco LLC
5.900% due 01/25/30 (Þ) 1,800 1,864
Fox Corp.
6.500% due 10/13/33 2,020 2,210
Freeport-McMoRan, Inc.
5.400% due 11/14/34 3,600 3,728
General Dynamics Corp.
4.250% due 04/01/40 1,000 936
General Motors Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.600% due 10/15/32 500 517
6.250% due 10/02/43 1,000 1,026
General Motors Financial Co., Inc.
2.350% due 01/08/31 1,000 855
Gilead Sciences, Inc.
4.750% due 03/01/46 790 756
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 1,290 1,285
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,130 1,112
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 6,650 6,520
6.750% due 10/01/37 610 702
2.908% due 07/21/42 (SOFR +
1.472%)(Ê) 1,490 1,131
5.150% due 05/22/45 400 400
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 7,620 6,608
Haleon US Capital LLC
Series WI
3.375% due 03/24/29 1,000 965
3.625% due 03/24/32 2,000 1,879
Halliburton Co.
5.000% due 11/15/45 780 749
HCA, Inc.
3.500% due 09/01/30 2,000 1,885
Home Depot, Inc. (The)
2.700% due 04/15/30 970 902
3.300% due 04/15/40 1,110 927
3.350% due 04/15/50 2,420 1,857
Honeywell International, Inc.
5.000% due 03/01/35 1,630 1,696
Humana, Inc.
3.125% due 08/15/29 4,000 3,776
2.150% due 02/03/32 500 420
Hyundai Capital America
5.400% due 06/24/31 (Þ) 1,800 1,866
Ingersoll Rand, Inc.
5.700% due 08/14/33 1,760 1,886
Intel Corp.
5.200% due 02/10/33 630 638
3.050% due 08/12/51 1,510 967
Intercontinental Exchange, Inc.
4.600% due 03/15/33 1,460 1,476
JPMorgan Chase & Co.
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 4,000 4,018
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 2,700 2,453
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 5,800 5,102
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 280 207
Kinder Morgan, Inc.
4.300% due 03/01/28 2,000 2,004
Kroger Co. (The)
5.000% due 09/15/34 1,000 1,009
L3Harris Technologies, Inc.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.854% due 04/27/35 560 560
Las Vegas Sands Corp.
6.000% due 08/15/29 890 924
Lockheed Martin Corp.
4.150% due 06/15/53 2,480 2,184
Lowe's Cos., Inc.
1.700% due 09/15/28 2,060 1,877
LPL Holdings, Inc.
6.750% due 11/17/28 2,730 2,935
Mars, Inc.
3.200% due 04/01/30 (Þ) 530 501
2.375% due 07/16/40 (Þ) 660 470
McDonald's Corp.
Series MTN
3.600% due 07/01/30 970 942
4.200% due 04/01/50 2,160 1,867
Merck & Co., Inc.
2.750% due 12/10/51 1,500 1,014
Micron Technology, Inc.
5.300% due 01/15/31 830 863
5.875% due 02/09/33 1,770 1,890
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 479 484
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 1,700 1,674
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 4,000 3,832
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 1,300 1,278
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 900 902
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 6,200 5,681
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 1,550 1,334
MPLX, LP
4.000% due 03/15/28 1,870 1,845
2.650% due 08/15/30 2,080 1,872
4.700% due 04/15/48 1,050 916
Nevada Power Co.
Series CC
3.700% due 05/01/29 1,900 1,862
Northrop Grumman Corp.
5.250% due 05/01/50 2,730 2,788
Series F0TZ
3.250% due 01/15/28 430 418
Occidental Petroleum Corp.
5.200% due 08/01/29 2,200 2,236
7.875% due 09/15/31 690 800
6.600% due 03/15/46 3,360 3,612
ONEOK, Inc.
5.550% due 11/01/26 900 920
5.800% due 11/01/30 870 927
6.050% due 09/01/33 710 759
6.625% due 09/01/53 340 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oracle Corp.
1.650% due 03/25/26 3,000 2,884
2.875% due 03/25/31 2,500 2,274
6.900% due 11/09/52 750 903
5.375% due 09/27/54 550 551
Pacific Gas and Electric Co.
2.100% due 08/01/27 2,000 1,875
2.500% due 02/01/31 1,000 876
5.800% due 05/15/34 2,600 2,749
3.300% due 08/01/40 1,500 1,166
3.500% due 08/01/50 1,300 941
PacifiCorp
5.450% due 02/15/34 3,630 3,774
PayPal Holdings, Inc.
2.300% due 06/01/30 1,000 906
Pfizer, Inc.
2.550% due 05/28/40 1,510 1,129
PG&E Recovery Funding LLC
Series A-2
5.256% due 01/15/38 4,900 5,160
Philip Morris International, Inc.
4.875% due 02/13/29 810 830
5.125% due 02/13/31 180 187
5.250% due 02/13/34 1,090 1,132
4.500% due 03/20/42 180 166
Pioneer Natural Resources Co.
2.150% due 01/15/31 2,100 1,845
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 1,000 1,006
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,500 1,561
Raytheon Technologies Corp.
4.125% due 11/16/28 400 399
3.125% due 07/01/50 1,310 938
RTX Corp.
6.000% due 03/15/31 1,180 1,284
4.500% due 06/01/42 1,610 1,499
Shell International Finance BV
4.000% due 05/10/46 2,180 1,869
Solventum Corp.
5.400% due 03/01/29 (Þ) 1,050 1,080
5.450% due 03/13/31 (Þ) 1,330 1,371
5.600% due 03/23/34 (Þ) 1,730 1,792
5.900% due 04/30/54 (Þ) 1,390 1,442
Southern California Edison Co.
2.250% due 06/01/30 2,100 1,877
5.200% due 06/01/34 2,700 2,801
Series C
4.125% due 03/01/48 360 304
Targa Resources Corp.
6.500% due 03/30/34 3,330 3,683
4.950% due 04/15/52 360 324
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,000 1,831
Texas Instruments, Inc.
4.150% due 05/15/48 2,000 1,781
Time Warner Cable LLC

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.300% due 07/01/38 1,760 1,860
T-Mobile USA, Inc.
5.150% due 04/15/34 1,440 1,483
Series WI
3.875% due 04/15/30 4,330 4,211
2.250% due 11/15/31 2,750 2,372
4.375% due 04/15/40 1,210 1,116
3.300% due 02/15/51 250 181
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 3,200 3,310
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,270 1,303
Union Pacific Corp.
Series WI
3.839% due 03/20/60 600 481
UnitedHealth Group, Inc.
2.000% due 05/15/30 780 695
4.200% due 05/15/32 1,880 1,865
5.700% due 10/15/40 2,070 2,223
3.250% due 05/15/51 2,510 1,857
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 1,780 1,865
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 870 928
Verizon Communications, Inc.
3.875% due 02/08/29 350 345
3.150% due 03/22/30 810 763
1.750% due 01/20/31 3,340 2,848
4.500% due 08/10/33 1,230 1,214
4.780% due 02/15/35 (Þ) 2,790 2,786
3.850% due 11/01/42 3,290 2,812
4.000% due 03/22/50 790 658
WarnerMedia Holdings, Inc.
Series WI
3.755% due 03/15/27 690 667
4.054% due 03/15/29 920 872
4.279% due 03/15/32 2,090 1,856
Waste Connections, Inc.
5.000% due 03/01/34 1,830 1,877
Wells Fargo & Co.
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 1,920 1,889
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 1,910 1,873
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 3,390 3,145
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 4,140 3,786
5.499% due 01/23/35 (SOFR +
1.780%)(Ê) 10,750 11,272
4.750% due 12/07/46 1,240 1,136
Series GMTN
4.300% due 07/22/27 1,860 1,863
Western Midstream Operating, LP
4.050% due 02/01/30 1,500 1,444
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 02/01/50 630 572
Williams Cos., Inc. (The)
3.500% due 11/15/30 1,000 945
2.600% due 03/15/31 2,100 1,856
5.150% due 03/15/34 2,700 2,730
5.100% due 09/15/45 1,000 952
474,858
International Debt - 11.1%
522 Funding CLO, Ltd.
Series 2021-6A Class A1R
6.695% due 10/23/34 (CME Term
SOFR 3 Month + 1.412%)(Ê)(Þ) 5,000 5,009
AB BSL CLO 4, Ltd.
Series 2023-4A Class A
7.282% due 04/20/36 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 3,870 3,893
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% due 10/29/26 2,820 2,709
3.000% due 10/29/28 2,100 1,984
3.300% due 01/30/32 1,680 1,514
AGL CLO 33, Ltd.
Series 2024-33A Class A1
6.559% due 07/21/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,630 1,632
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 1,100 1,105
Anheuser-Busch InBev Worldwide, Inc.
4.350% due 06/01/40 1,970 1,861
4.900% due 02/01/46 2,390 2,353
Apidos CLO XXVI
Series 2024-12A Class ARR
6.381% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 1,840 1,841
Ares Loan Funding IV, Ltd.
Series 2023-ALF4A Class A1
7.051% due 10/15/36 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 5,370 5,408
ARES XLVII CLO, Ltd.
Series 2018-47A Class A1
6.483% due 04/15/30 (CME Term
SOFR 3 Month + 1.182%)(Ê)(Þ) 2,104 2,107
Ballyrock CLO, Ltd.
Series 2018-1A Class A1
6.544% due 04/20/31 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 1,362 1,364
Series 2018-1A Class C
8.694% due 04/20/31 (CME Term
SOFR 3 Month + 3.412%)(Ê)(Þ) 750 751
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,800 2,774
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 770 748
Bank of Nova Scotia (The)

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 1,960 1,869
Basswood Park CLO, Ltd.
Series 2021-1A Class A
6.250% due 04/20/34 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 1,950 1,950
BAT Capital Corp.
2.259% due 03/25/28 3,010 2,799
6.000% due 02/20/34 1,230 1,314
Birch Grove CLO 7, Ltd.
Series 2023-7A Class A1
7.082% due 10/20/36 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 4,815 4,845
Birch Grove CLO, Ltd.
Series 2024-8A Class A1
6.928% due 04/20/37 (CME Term
SOFR 3 Month + 1.630%)(Ê)(Þ) 3,000 3,022
Black Diamond CLO, Ltd.
Series 2024-1A Class A1
1.000% due 10/25/37 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 5,000 5,001
BlueMountain CLO XXX, Ltd.
Series 2022-30A Class CR
7.451% due 04/15/35 (CME Term
SOFR 3 Month + 2.150%)(Ê)(Þ) 1,000 1,000
BNP Paribas SA
4.400% due 08/14/28 (Þ) 750 747
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 3,650 3,727
3.052% due 01/13/31 (SOFR +
1.507%)(Ê)(Þ) 960 885
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 1,930 1,880
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 2,900 3,133
Series 144a
5.198% due 01/10/30 (CME Term
SOFR 3 Month + 2.829%)(Ê)(Þ) 1,640 1,679
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-3RA Class A1A
3.138% due 07/27/31 (CME Term
SOFR 3 Month + 1.312%)(Ê)(Þ) 2,767 2,771
CarVal CLO VII-C, Ltd.
Series 2024-1A Class A1R
6.722% due 07/20/37 (CME Term
SOFR 3 Month + 1.440%)(Ê)(Þ) 1,920 1,928
CIFC Funding, Ltd.
Series 2021-1A Class CR
7.563% due 07/15/36 (CME Term
SOFR 3 Month + 2.262%)(Ê)(Þ) 2,000 2,003
Series 2021-2A Class BR
7.088% due 04/20/30 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 910 911
Series 2021-4A Class A1A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.614% due 04/20/34 (CME Term
SOFR 3 Month + 1.332%)(Ê)(Þ) 1,000 1,002
Cooperatieve Rabobank UA
1.339% due 06/24/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 3,000 2,924
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 850 834
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,000 933
Series BKNT
3.750% due 07/21/26 400 394
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 1,540 1,507
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 780 751
Daimler Truck Finance NA LLC
2.500% due 12/14/31 (Þ) 3,240 2,807
Danske Bank A/S
3.244% due 12/20/25 (USD 3 Month
LIBOR + 1.591%)(Ê)(Þ) 2,000 1,990
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,000 1,991
Dryden Senior Loan Fund
Series 2021-75A Class AR2
6.603% due 04/15/34 (CME Term
SOFR 3 Month + 1.302%)(Ê)(Þ) 5,250 5,250
Series 2021-87A Class A1
6.729% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 5,000 4,999
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
6.802% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 5,180 5,193
Empower CLO, Ltd.
Series 2023-2A Class A1
7.501% due 07/15/36 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 210 212
Series 2024-1A Class A1
6.911% due 04/25/37 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 1,750 1,760
Galaxy XXI CLO, Ltd.
Series 2018-21A Class AR
6.564% due 04/20/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 1,033 1,035
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 2,800 2,773
2.625% due 09/23/31 (Þ) 1,500 1,314
Goldentree Loan Management, LP
Series 2024-4A Class ARR
6.433% due 04/24/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 889 889
HPS Loan Management, Ltd.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-19 Class A1R
6.602% due 01/22/35 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 2,590 2,591
HSBC Holdings PLC
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 3,800 3,727
4.583% due 06/19/29 (CME Term
SOFR 3 Month + 1.796%)(Ê) 1,900 1,901
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 2,130 1,884
Kings Park CLO, Ltd.
Series 2021-1A Class A
6.674% due 01/21/35 (CME Term
SOFR 3 Month + 1.392%)(Ê)(Þ) 735 735
Lloyds Banking Group PLC
4.650% due 03/24/26 400 399
4.375% due 03/22/28 550 549
Magnetite XVII, Ltd.
Series 2024-17A Class AR2
6.782% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 870 876
Magnetite XXVI, Ltd.
Series 2021-26A Class A1R
6.666% due 07/25/34 (CME Term
SOFR 3 Month + 1.382%)(Ê)(Þ) 5,000 5,009
Navigator Aviation, Ltd.
Series 2024-1 Class A
5.400% due 08/15/49 (Š)(Þ) 6,000 5,991
Oaktree CLO, Ltd.
Series 2024-25A Class A
6.854% due 04/20/37 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 4,800 4,832
Ocean Trails Clo X
Series 2024-10A Class AR2
1.000% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 1,250 1,250
Series 2024-10A Class BR2
1.000% due 10/15/34 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 3,640 3,641
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1A
5.303% due 01/20/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 3,224 3,227
OHA Credit Funding 18, Ltd.
Series 2024-18A Class A1
6.792% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,050 2,062
OHA Loan Funding, Ltd.
Series 2018-2A Class AR
1.190% due 05/23/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 1,033 1,035
Park Blue CLO, Ltd.
Series 2024-5A Class A1
6.798% due 07/25/37 (CME Term
SOFR 3 Month + 1.480%)(Ê)(Þ) 5,000 5,011
Rad CLO 22, Ltd.
Series 2023-22A Class A1
7.112% due 01/20/37 (CME Term
SOFR 3 Month + 1.830%)(Ê)(Þ) 3,000 3,023
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reynolds American, Inc.
5.850% due 08/15/45 940 940
Rogers Communications, Inc.
5.300% due 02/15/34 1,000 1,017
Royal Bank of Canada
3.875% due 05/04/32 1,800 1,738
Series GMTN
5.150% due 02/01/34 700 728
Slam, Ltd.
Series 2024-1A Class A
5.335% due 09/15/49 (Þ) 3,750 3,740
SMB Private Education Loan Trust
5.880% due 03/15/56 (Þ) 500 514
Symphony CLO XIX, Ltd.
Series 2023-40A Class A1
6.941% due 01/14/34 (CME Term
SOFR 3 Month + 1.640%)(Ê)(Þ) 1,570 1,572
Toronto-Dominion Bank (The)
4.456% due 06/08/32 330 328
UBS Group AG
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 4,660 4,647
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 3,700 3,723
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 2,620 2,560
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 4,170 3,755
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 5,130 6,485
Verdelite Static CLO, Ltd.
Series 2024-1A Class B
6.944% due 07/20/32 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 3,880 3,885
Whitebox CLO I, Ltd.
Series 2024-1A Class A1RR
6.661% due 07/24/36 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 4,000 4,006
Whitebox CLO II, Ltd.
Series 2021-2A Class A1R
6.036% due 10/24/34 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 150 150
Whitebox CLO III, Ltd.
Series 2024-3A Class A1R
1.000% due 10/15/35 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 4,700 4,700
209,306
Mortgage-Backed Securities - 36.4%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.732% due 12/05/38 (~)(Ê)(Þ) 5,000 5,515
Angel Oak Mortgage Trust
Series 2022-3 Class A1
4.000% due 01/25/67 (Þ) 3,862 3,745
Series 2022-3 Class A3
4.136% due 01/25/67 (~)(Ê)(Þ) 1,209 1,144
ARES Commercial Mortgage Trust

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 10/15/34 (Þ) 5,000 4,987
Bank Commercial Mortgage Pass-
Through Certificates
Series 2024-BNK48 Class A5
5.053% due 09/15/34 5,000 5,113
BRAVO Residential Funding Trust
Series 2022-NQM2 Class A1
4.272% due 11/25/61 (~)(Ê)(Þ) 4,601 4,526
Series 2023-NQM4 Class A1
6.435% due 05/25/63 (~)(Ê)(Þ) 3,694 3,737
BX Commercial Mortgage Trust
Series 2021-PAC Class A
0.779% due 10/15/36 (USD 1 Month
LIBOR + 0.689%)(Ê)(Þ) 5,000 4,953
Series 2021-VOLT Class A
6.148% due 09/15/36 (CME Term
SOFR 1 Month + 0.814%)(Ê)(Þ) 5,000 4,964
Series 2023-XL3 Class A
6.858% due 12/09/40 (CME Term
SOFR 1 Month + 1.761%)(Ê)(Þ) 3,486 3,496
BX Trust
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 5,000 4,972
Series 2021-XL2 Class A
0.789% due 10/15/36 (USD 1 Month
LIBOR + 0.689%)(Ê)(Þ) 3,204 3,178
Chase Home Lending Mortgage Trust
Series 2024-RPL4 Class A1A
3.375% due 12/25/64 (~)(Ê)(Š)(Þ) 4,080 3,756
COLT Mortgage Loan Trust
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 3,180 3,222
Fannie Mae
2.500% due 2041 10,423 9,386
1.500% due 2042 17,591 14,855
2.000% due 2042 43,818 38,133
3.000% due 2042 5,204 4,847
3.500% due 2042 3,286 3,134
2.000% due 2046 14,369 11,933
2.000% due 2051 19,110 15,784
2.500% due 2051 30,085 26,219
3.000% due 2051 27,578 24,838
2.500% due 2052 17,262 14,906
3.000% due 2052 40,984 37,310
3.500% due 2052 24,706 23,127
5.500% due 2052 5,848 5,979
4.500% due 2053 21,890 21,537
5.000% due 2053 21,119 21,147
6.000% due 2054 21,169 21,668
6.500% due 2054 12,946 13,444
2.500% due 2063 13,023 11,013
Fannie Mae Connecticut Avenue
Securities Trust
Series 2023-R01 Class 1M1
7.748% due 12/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 2,085 2,137
Series 2023-R06 Class 1M2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.980% due 07/25/43 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 3,630 3,749
Fannie Mae REMICS
Series 2020-76 Class AD
1.250% due 11/25/50 30,312 23,330
Series 2023-59 Class IK
Interest Only STRIPS
3.500% due 04/25/51 23,228 5,031
Freddie Mac
3.000% due 2039 5,510 5,152
2.000% due 2051 10,797 8,977
2.500% due 2051 42,473 37,113
4.000% due 2052 22,434 21,690
5.500% due 2054 18,681 18,962
Freddie Mac REMICS
Series 2021-5154 Class EI
Interest Only STRIPS
3.000% due 01/25/50 27,084 4,718
Series 2022-5280 Class PZ
3.000% due 02/25/52 15,202 11,314
Ginnie Mae II
2.000% due 2051 28,927 24,528
4.000% due 2051 11,530 11,173
2.500% due 2052 10,236 8,798
5.000% due 2052 13,919 13,959
3.000% due 2053 12,298 11,235
3.500% due 2053 14,712 13,869
4.500% due 2053 15,278 15,100
5.500% due 2053 9,408 9,665
6.000% due 2053 5,996 6,187
6.500% due 2054 2,170 2,266
Ginnie Mae REMICS
Series 2024-6 Class IO
Interest Only STRIPS
3.500% due 01/20/52 27,959 5,084
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-INV2 Class A1
6.500% due 02/25/54 (~)(Ê)(Þ) 4,399 4,464
NJ Trust
Series 2023-GSP Class A
6.697% due 01/06/29 (~)(Ê)(Þ) 5,000 5,290
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 3,347 3,008
ONNI Commerical Mortgage Trust
Series 2024-APT Class A
5.753% due 07/15/39 (~)(Ê)(Þ) 4,460 4,562
Onslow Bay Financial LLC
Series 2023-NQM4 Class A1
6.113% due 03/25/63 (~)(Ê)(Þ) 1,448 1,461
Series 2024-NQM13 Class A1
5.116% due 06/25/64 (Þ) 3,481 3,497
RCKT Mortgage Trust
Series 2024-INV1 Class A1
6.500% due 06/25/54 (~)(Ê)(Þ) 1,454 1,478
SG Capital Partners LLC
Series 2022-1 Class A1

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.166% due 03/27/62 (~)(Ê)(Þ) 1,421 1,337
SMRT Trust
Series 2022-MINI Class A
6.334% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 5,000 4,956
Sunway Real Estate Investment Trust
Series 2021-PALM Class A
0.690% due 10/15/34 (USD 1 Month
LIBOR + 0.590%)(Ê)(Þ) 5,000 4,950
Verus Securitization Trust
Series 2023-3 Class A1
5.930% due 03/25/68 (~)(Ê)(Þ) 1,441 1,448
Wells Fargo Commercial Mortgage
Trust
Series 2024-C63 Class A5
5.309% due 08/15/57 5,000 5,249
682,305
Municipal Bonds - 1.2%
California State University Revenue
Bonds
2.897% due 11/01/51 4,375 3,275
Grand Parkway Transportation Corp.
Revenue Bonds
3.236% due 10/01/52 4,700 3,621
Port Authority of New York & New
Jersey Revenue Bonds
5.072% due 07/15/53 5,900 5,987
State of Illinois General Obligation
Unlimited
5.100% due 06/01/33 9,685 9,815
22,698
United States Government Treasuries - 17.7%
United States Treasury Inflation Indexed
Bonds
1.875% due 07/15/34 20,519 21,027
United States Treasury Notes
3.750% due 08/31/26 49,000 49,071
3.750% due 08/15/27 36,000 36,174
3.625% due 08/31/29 50,300 50,457
3.750% due 08/31/31 45,000 45,246
3.625% due 09/30/31 18,320 18,286
3.875% due 08/15/33 37,000 37,306
4.000% due 11/15/42 22,000 21,653
4.250% due 08/15/44 25,000 24,809
3.375% due 11/15/48 13,000 11,265
4.625% due 05/15/54 15,000 16,273
331,567
Total Long-Term Investments
(cost $1,841,116) 1,830,298
Short-Term Investments - 3.2%
Banco Santander SA
2.746% due 05/28/25 2,000 1,973
Boeing Co. (The)
4.875% due 05/01/25 3,350 3,339
Citigroup, Inc.
4.400% due 06/10/25 920 916
Energy Transfer, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 05/15/25 3,800 3,753
State Street Institutional Liquid
Reserves Fund 49,098,906 49,119
Total Short-Term Investments
(cost $59,096) 59,100
Total Investments - 100.7%
(identified cost $1,900,212) 1,889,398
Other Assets and Liabilities,
Net - (0.7)%
(12,731)
Net Assets - 100.0%
1,876,667

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 29
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
21.8%
2023-MIC Trust (The) 09/11/24 5,000,000 110.83 5,541
5,515
522 Funding CLO, Ltd. 09/09/24 5,000,000 100.11 5,006
5,009
Aaset Trust 09/09/24 5,061,317 95.87 4,852
4,862
AB BSL CLO 4, Ltd. 09/09/24 3,870,000 100.70 3,897
3,893
AGL CLO 33, Ltd. 09/09/24 1,630,000 100.35 1,636
1,632
American Transmission Systems, Inc. 09/09/24 2,150,000 88.00 1,892
1,888
Angel Oak Mortgage Trust 09/10/24 3,861,564 97.69 3,772
3,745
Angel Oak Mortgage Trust 09/26/24 1,209,295 94.19 1,139
1,144
Anglo American Capital PLC 09/09/24 1,100,000 100.50 1,105
1,105
Apidos CLO XXVI 09/23/24 1,840,213 100.17 1,843
1,841
Applebee's Funding LLC / IHOP Funding LLC 09/11/24 4,260,000 105.59 4,498
4,458
ARES Commercial Mortgage Trust 09/30/24 5,000,000 99.75 4,988
4,987
Ares Loan Funding IV, Ltd. 09/10/24 5,370,000 100.75 5,410
5,408
ARES XLVII CLO, Ltd. 09/13/24 2,103,555 100.18 2,107
2,107
Avis Budget Rental Car Funding (AESOP) LLC 09/09/24 2,000,000 102.97 2,059
2,056
Avis Budget Rental Car Funding (AESOP) LLC 09/23/24 3,800,000 105.41 4,005
3,996
Avis Budget Rental Car Funding AESOP LLC 09/12/24 3,700,000 106.24 3,931
3,916
Ballyrock CLO, Ltd. 09/09/24 1,362,314 100.18 1,365
1,364
Ballyrock CLO, Ltd. 09/23/24 750,000 100.12 751
751
Basswood Park CLO, Ltd. 09/13/24 1,950,000 100.07 1,951
1,950
Birch Grove CLO 7, Ltd. 09/09/24 4,815,000 100.90 4,858
4,845
Birch Grove CLO, Ltd. 09/23/24 3,000,000 100.71 3,021
3,022
Black Diamond CLO, Ltd. 09/18/24 5,000,000 100.00 5,000
5,001
BlueMountain CLO XXX, Ltd. 09/13/24 1,000,000 100.00 1,000
1,000
BNP Paribas SA 09/09/24 3,650,000 102.11 3,727
3,727
BNP Paribas SA 09/09/24 1,640,000 102.67 1,684
1,679
BNP Paribas SA 09/09/24 2,900,000 108.07 3,134
3,133
BNP Paribas SA 09/09/24 960,000 92.33 886
885
BNP Paribas SA 09/09/24 1,930,000 97.64 1,885
1,880
BNP Paribas SA 09/09/24 750,000 99.79 748
747
BRAVO Residential Funding Trust 09/10/24 3,694,040 101.19 3,738
3,737
BRAVO Residential Funding Trust 09/12/24 4,600,635 98.61 4,537
4,526
Broadcom, Inc. 09/09/24 3,300,000 85.26 2,814
2,821
Business Jet Securities LLC 09/09/24 3,157,882 103.31 3,263
3,252
BX Commercial Mortgage Trust 09/10/24 5,000,000 99.00 4,950
4,953
BX Commercial Mortgage Trust 09/12/24 3,485,660 100.37 3,499
3,496
BX Commercial Mortgage Trust 09/13/24 5,000,000 99.16 4,958
4,964
BX Trust 09/13/24 3,204,464 99.00 3,173
3,178
BX Trust 09/13/24 5,000,000 99.25 4,963
4,972
Cameron LNG LLC 09/09/24 2,000,000 86.66 1,733
1,724
Cameron LNG LLC 09/09/24 2,000,000 89.59 1,792
1,797
Carlyle Global Market Strategies CLO, Ltd. 09/09/24 2,766,564 100.19 2,772
2,771
CarVal CLO VII-C, Ltd. 09/23/24 1,920,000 100.17 1,923
1,928
Cayuga Park CLO, Ltd. 09/20/24 2,030,000 100.14 2,033
2,034
Chase Home Lending Mortgage Trust 09/24/24 4,080,000 92.19 3,762
3,756
CIFC Funding, Ltd. 09/09/24 2,000,000 100.35 2,007
2,003
CIFC Funding, Ltd. 09/19/24 910,000 100.13 911
911
CIFC Funding, Ltd. 09/19/24 1,000,000 100.20 1,002
1,002
CLI Funding IX LLC 09/23/24 1,702,608 101.19 1,723
1,719
COLT Mortgage Loan Trust 09/19/24 3,179,959 101.42 3,225
3,222
Columbia Pipelines Operating Co. LLC 09/09/24 1,560,000 106.89 1,668
1,668
Columbia Pipelines Operating Co. LLC 09/09/24 310,000 113.93 353
349
Continental Resources, Inc. 09/09/24 1,110,000 102.40 1,137
1,136
Continental Resources, Inc. 09/09/24 2,000,000 95.05 1,901
1,899
Cooperatieve Rabobank UA 09/09/24 1,000,000 93.40 934
933
Cooperatieve Rabobank UA 09/09/24 3,000,000 97.34 2,920
2,924
Cooperatieve Rabobank UA 09/09/24 850,000 98.08 834
834
Credit Agricole SA 09/09/24 780,000 96.42 752
751
Credit Agricole SA 09/09/24 1,540,000 97.79 1,506
1,507
Daimler Truck Finance NA LLC 09/09/24 3,240,000 87.20 2,825
2,807
Danske Bank A/S 09/09/24 2,000,000 99.40 1,988
1,990
Danske Bank A/S 09/09/24 2,000,000 99.51 1,990
1,991
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/09/24 3,000,000 99.79 2,994
2,995
Dryden Senior Loan Fund 09/09/24 5,250,000 100.05 5,253
5,250
Dryden Senior Loan Fund 09/09/24 5,000,000 100.15 5,007
4,999
Elmwood CLO I, Ltd. 09/09/24 5,180,000 100.72 5,217
5,193
Empower CLO, Ltd. 09/19/24 1,750,000 100.66 1,762
1,760
Empower CLO, Ltd. 09/19/24 210,000 100.95 212
212

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Venerable Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Fannie Mae Connecticut Avenue Securities Trust 09/16/24 2,084,611 102.65 2,140
2,137
Fannie Mae Connecticut Avenue Securities Trust 09/26/24 3,630,000 103.31 3,750
3,749
FirstEnergy Transmission LLC 09/09/24 930,000 101.00 939
938
FirstEnergy Transmission LLC 09/13/24 2,000,000 102.30 2,046
2,031
Ford Credit Auto Owner Trust 09/12/24 1,870,000 93.98 1,757
1,758
Foundry JV Holdco LLC 09/09/24 1,800,000 102.81 1,851
1,864
Galaxy XXI CLO, Ltd. 09/13/24 1,033,307 100.18 1,035
1,035
Glencore Funding LLC 09/09/24 2,800,000 98.82 2,767
2,773
Glencore Funding LLC 09/13/24 1,500,000 87.29 1,309
1,314
Goldentree Loan Management, LP 09/19/24 889,017 100.19 891
889
HPS Loan Management, Ltd. 09/20/24 2,590,000 100.09 2,592
2,591
Hyundai Capital America 09/09/24 1,800,000 104.14 1,874
1,866
ITE Rail Fund Levered, LP 09/12/24 2,302,072 91.76 2,112
2,112
JG Wentworth LV LLC 09/17/24 4,957,484 109.93 5,450
5,403
Kings Park CLO, Ltd. 09/13/24 735,000 100.15 736
735
Libra Solutions LLC 09/24/24 4,000,000 99.98 3,999
4,000
Lunar Structured Aircraft Portfolio Notes 09/13/24 4,802,645 91.60 4,399
4,397
Magnetite XVII, Ltd. 09/19/24 870,000 100.58 875
876
Magnetite XXVI, Ltd. 09/13/24 5,000,000 100.23 5,011
5,009
Mars, Inc. 09/09/24 660,000 71.49 472
470
Mars, Inc. 09/09/24 530,000 94.91 503
501
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 09/09/24 478,500 101.11 484
484
Morgan Stanley Residential Mortgage Loan Trust 09/13/24 4,399,017 101.63 4,471
4,464
MVW LLC 09/24/24 3,960,000 99.99 3,959
3,953
Navient Student Loan Trust 09/12/24 5,000,000 86.44 4,322
4,293
Navigator Aviation, Ltd. 09/13/24 6,000,000 99.96 5,998
5,991
NJ Trust 09/11/24 5,000,000 106.86 5,343
5,290
Oak Street Investment Grade Net Lease Fund 09/17/24 4,599,142 95.86 4,409
4,409
Oaktree CLO, Ltd. 09/20/24 4,800,000 100.60 4,829
4,832
OBX Trust 09/11/24 3,346,854 90.14 3,017
3,008
Ocean Trails Clo X 09/17/24 1,250,000 100.00 1,250
1,250
Ocean Trails Clo X 09/17/24 3,640,000 100.00 3,640
3,641
Octagon Investment Partners 11, Ltd. 09/09/24 4,164,631 100.15 4,171
4,168
Octagon Investment Partners, Ltd. 09/13/24 3,223,542 100.17 3,229
3,227
OHA Credit Funding 18, Ltd. 09/20/24 2,050,000 100.50 2,060
2,062
OHA Loan Funding, Ltd. 09/20/24 1,032,874 100.20 1,035
1,035
ONNI Commerical Mortgage Trust 09/11/24 4,460,000 103.18 4,602
4,562
Onslow Bay Financial LLC 09/16/24 3,481,000 100.53 3,499
3,497
Onslow Bay Financial LLC 09/17/24 1,448,204 101.08 1,464
1,461
Park Blue CLO, Ltd. 09/09/24 5,000,000 100.30 5,015
5,011
Rad CLO 22, Ltd. 09/23/24 3,000,000 100.93 3,028
3,023
RCKT Mortgage Trust 09/19/24 1,453,638 101.12 1,470
1,478
Renew Financial 09/17/24 5,632,000 99.99 5,632
5,601
SG Capital Partners LLC 09/20/24 1,421,428 94.58 1,344
1,337
Slam, Ltd. 09/17/24 3,750,000 100.00 3,750
3,740
SMB Private Education Loan Trust 09/12/24 1,100,000 102.25 1,125
1,120
SMB Private Education Loan Trust 09/12/24 5,710,174 102.84 5,872
5,832
SMB Private Education Loan Trust 09/30/24 500,000 102.97 515
514
SMRT Trust 09/11/24 5,000,000 99.13 4,956
4,956
Solventum Corp. 09/09/24 1,050,000 102.76 1,079
1,080
Solventum Corp. 09/09/24 1,330,000 103.21 1,373
1,371
Solventum Corp. 09/09/24 1,730,000 103.78 1,795
1,792
Solventum Corp. 09/09/24 1,390,000 104.25 1,449
1,442
Subway Funding LLC 09/10/24 5,000,000 100.68 5,034
4,995
Sunrun Vulcan Issuer LLC 09/11/24 3,612,195 83.15 3,004
3,006
Sunrun Xanadu Issuer 09/17/24 5,400,000 99.95 5,397
5,364
Sunway Real Estate Investment Trust 09/11/24 5,000,000 98.88 4,944
4,950
Symphony CLO XIX, Ltd. 09/09/24 1,570,000 100.26 1,574
1,572
Taco Bell Funding LLC 09/13/24 4,175,625 86.47 3,611
3,582
Tennessee Gas Pipeline Co. LLC 09/09/24 2,000,000 91.81 1,836
1,831
UBS Group AG 09/09/24 3,700,000 100.63 3,723
3,723
UBS Group AG 09/09/24 5,130,000 126.02 6,465
6,485
UBS Group AG 09/09/24 4,170,000 89.83 3,746
3,755
UBS Group AG 09/09/24 2,620,000 97.59 2,557
2,560
UBS Group AG 09/09/24 4,660,000 99.68 4,645
4,647
USQ Rail III LLC 09/24/24 5,000,000 99.97 4,998
4,996
VB-S1 Issuer LLC - VBTEL 09/11/24 5,000,000 101.99 5,099
5,081
Verdelite Static CLO, Ltd. 09/16/24 3,880,000 100.16 3,886
3,885

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 31
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Verizon Communications, Inc. 09/09/24 2,790,000 100.09 2,793
2,786
Verus Securitization Trust 09/17/24 1,441,104 100.75 1,452
1,448
Whitebox CLO I, Ltd. 09/23/24 4,000,000 100.17 4,007
4,006
Whitebox CLO II, Ltd. 09/19/24 150,000 100.13 150
150
Whitebox CLO III, Ltd. 09/26/24 4,700,000 100.00 4,700
4,700
Woodmont Trust 09/11/24 4,230,000 100.00 4,230 4,231
409,635
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
United States 2 Year Treasury Note Futures 804 USD 167,427 12/24
(299)
United States 5 Year Treasury Note Futures 1,549 USD 170,208 12/24
(771)
United States Treasury Long Bond Futures 720 USD 89,415 12/24
(1,188)
United States Treasury Ultra Bond Futures 462 USD 61,489 12/24 (1,190)
Short Positions
United States 10 Year Treasury Note Futures 1,093 USD 124,909 12/24 1,253
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (2,195)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 99,963 $ 9,601
$ —
$ 109,564
Corporate Bonds and Notes — 474,858 —
—
474,858
International Debt — 203,315 5,991
—
209,306
Mortgage-Backed Securities — 678,549 3,756
—
682,305
Municipal Bonds — 22,698 —
—
22,698
United States Government Treasuries — 331,567 —
—
331,567
Short-Term Investments — 9,981 — 49, 119 59, 100
Total Investments
— 1,820,931 19,348 49, 119 1,889, 398
Other Financial Instruments
Assets
Futures Contracts 1,253 — — — 1,253
Liabilities
Futures Contracts (3,448) — — — (3,448)
Total Other Financial Instruments
*
$ (2,195) $ — $ — $ — $ (2,195)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Venerable Strategic Bond Fund
oh
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2024, if any, see note 1 in the Notes to Quarterly Report.
Investments in which non broker quoted price sources (Level 3) were used in determining a fair value for the period ended
September 30, 2024 were less than 1% of net assets.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended September 30, 2024 were as follows:
Category and
Subcategory
Beginning
Balance
9/4/2024
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
9/30/2024
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
9/30/2024
Long-Term Fixed Income
Investments
Asset-Backed Securities $ — $ 9,631 $ — $ — $ — $ — $ — $ (30) $ 9,601 $ (30)
International Debt — 5,998 — — — — — (7) 5,991 (7)
Mortgage-Backed Securities
— 3,761 — — — — — (5) 3,756 (5)
Total Investments
$ — $ 19,390 $ — $ — $ — $ — $ — $ (42) $ 19,348 $ (42)
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
4,087
Belgium ..............................................................................................
4,214
Bermuda .............................................................................................
3,633
Canada ................................................................................................
6,428
Cayman Islands ..................................................................................
97,422
Denmark .............................................................................................
3,981
France .................................................................................................
14,309
Germany .............................................................................................
2,807
Ireland ................................................................................................
6,207
Jersey ..................................................................................................
24,089
Netherlands ........................................................................................
5,086
South Africa .......................................................................................
1,105
Spain ..................................................................................................
4,747
Switzerland ........................................................................................
21,170
United Kingdom .................................................................................
13,514
United States ......................................................................................
1,676,599
Total Investments ............................................................................... 1,889,398
Transactions (amounts in thousands) during the period ended September 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
State Street Institutional Liquid
Reserves Fund $ — $ 1,925,470 $ 1,876,396 $ 42 $ 3 $ 49,119 $ 1,214 $ —

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.0%
Consumer Discretionary - 11.9%
Amazon.com, Inc.(Æ) 687,625 128,126
AutoNation, Inc.(Æ) 4,708 842
AutoZone, Inc.(Æ) 870 2,741
Bath & Body Works, Inc. 59,786 1,908
Best Buy Co., Inc. 57,738 5,964
BJ's Wholesale Club Holdings, Inc.(Æ) 3,549 293
BorgWarner, Inc. 45,270 1,643
CarMax, Inc.(Æ) 9,419 729
Chipotle Mexican Grill, Inc. Class A(Æ) 72,843 4,197
Comcast Corp. Class A 513,478 21,448
Costco Wholesale Corp. 13,562 12,023
Crocs, Inc.(Æ) 14,147 2,049
Curtiss-Wright Corp. 12,758 4,193
Darden Restaurants, Inc. 6,468 1,062
Deckers Outdoor Corp.(Æ) 10,050 1,602
Dick's Sporting Goods, Inc. 8,307 1,734
DR Horton, Inc. 22,310 4,256
eBay, Inc. 56,056 3,650
Expedia Group, Inc.(Æ) 18,734 2,773
Ford Motor Co. 378,614 3,998
Fox Corp. Class A 20,602 872
Garmin, Ltd. 19,201 3,380
General Motors Co. 186,604 8,367
Genuine Parts Co. 8,231 1,150
Hasbro, Inc. 8,388 607
Home Depot, Inc. (The) 6,299 2,552
Interpublic Group of Cos., Inc. (The) 22,769 720
Lennar Corp. Class A 16,773 3,145
Light & Wonder, Inc. Class A(Æ) 14,381 1,305
Lithia Motors, Inc. Class A 602 191
Lowe's Cos., Inc. 58,810 15,929
Lululemon Athletica , Inc.(Æ) 11,012 2,988
Mattel, Inc.(Æ) 81,262 1,548
MGM Resorts International(Æ) 18,566 726
Netflix, Inc. Class B(Æ) 41,767 29,624
New York Times Co. (The) Class A 47,790 2,660
Nike, Inc. Class B 52,481 4,639
NVR, Inc.(Æ) 436 4,278
Omnicom Group, Inc. 12,934 1,337
Paramount Global Class B 175,907 1,868
Penske Automotive Group, Inc. 4,123 670
PulteGroup, Inc. 16,449 2,361
Ralph Lauren Corp. Class A 12,663 2,455
Raytheon Technologies Corp. 277,146 33,579
Service Corp. International 10,596 836
Skechers USA, Inc. Class A(Æ) 7,785 521
Starbucks Corp. 23,317 2,273
Tapestry, Inc. 13,786 648
Target Corp. 99,631 15,528
Tesla, Inc.(Æ) 80,617 21,092
Texas Roadhouse, Inc. Class A 19,821 3,500
TJX Cos., Inc. (The) 272,326 32,009
Toll Brothers, Inc. 2,997 463
Ulta Beauty, Inc.(Æ) 4,371 1,701
Walmart, Inc. 412,188 33,284
Walt Disney Co. (The) 108,689 10,455
Warner Bros Discovery, Inc.(Æ) 196,728 1,623
Williams-Sonoma, Inc. 31,971 4,953
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wingstop , Inc. 3,995 1,662
462,730
Consumer Staples - 3.9%
Altria Group, Inc. 224,257 11,446
Aramark 77,840 3,015
Archer-Daniels-Midland Co. 91,374 5,459
BellRing Brands, Inc.(Æ) 27,576 1,674
Bunge, Ltd. 38,009 3,673
Campbell Soup Co. 17,647 863
Celsius Holdings, Inc.(Æ) 40,556 1,272
Coca-Cola Co. (The) 255,769 18,381
Coca-Cola Consolidated, Inc. 1,845 2,429
Colgate-Palmolive Co. 164,199 17,046
Conagra Brands, Inc. 28,821 937
Constellation Brands, Inc. Class A 15,147 3,903
Estee Lauder Cos., Inc. (The) Class A 16,827 1,677
General Mills, Inc. 31,753 2,345
Hormel Foods Corp. 5,875 186
Ingredion, Inc. 23,671 3,253
Kimberly-Clark Corp. 37,398 5,321
Kraft Heinz Co. (The) 62,275 2,186
Kroger Co. (The) 194,183 11,127
Mondelez International, Inc. Class A 49,653 3,658
Monster Beverage Corp.(Æ) 207,405 10,820
PepsiCo, Inc. 108,381 18,431
Philip Morris International, Inc. 92,145 11,186
Procter & Gamble Co. (The) 53,992 9,351
Sysco Corp. 29,372 2,293
151,932
Energy - 3.5%
Baker Hughes Co. 42,522 1,537
Chevron Corp. 147,495 21,722
Devon Energy Corp. 236,728 9,261
Eaton Corp. PLC 87,427 28,977
EOG Resources, Inc. 117,354 14,426
EQT Corp. 102,223 3,745
Exxon Mobil Corp. 171,569 20,111
Kinder Morgan, Inc. 373,477 8,250
Marathon Oil Corp. 112,083 2,985
Marathon Petroleum Corp. 29,677 4,835
Matador Resources Co. 34,941 1,727
Phillips 66 25,162 3,308
TechnipFMC PLC 76,759 2,013
Texas Pacific Land Corp. 2,130 1,884
Valero Energy Corp. 67,582 9,126
Weatherford International PLC 14,697 1,248
135,155
Financial Services - 15.4%
Affiliated Managers Group, Inc. 9,497 1,689
Aflac, Inc. 166,958 18,666
Ally Financial, Inc. 14,164 504
American Express Co. 42,939 11,645
American Financial Group, Inc. 4,124 555
American International Group, Inc. 34,067 2,495
American Tower Corp.(ö) 40,750 9,477
Ameriprise Financial, Inc. 5,257 2,470

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apollo Global Management, Inc. 28,772 3,594
Arch Capital Group, Ltd.(Æ) 19,386 2,169
Assurant, Inc. 2,359 469
AvalonBay Communities, Inc.(ö) 6,833 1,539
AXA Equitable Holdings 21,179 890
Axis Capital Holdings, Ltd. 23,079 1,837
Bank of America Corp. 914,041 36,269
Bank of New York Mellon Corp. (The) 191,592 13,768
Berkshire Hathaway, Inc. Class A(Æ) 36 24,882
Berkshire Hathaway, Inc. Class B(Æ) 46,028 21,185
BlackRock, Inc. Class A 3,700 3,513
Blackstone, Inc. Class A 23,845 3,651
Capital One Financial Corp. 17,619 2,638
Carlyle Group, Inc. (The) 18,248 786
CBRE Group, Inc. Class A(Æ) 19,082 2,375
Charles Schwab Corp. (The) 62,750 4,067
Chubb, Ltd. 21,720 6,264
Cincinnati Financial Corp. 19,045 2,592
Citigroup, Inc. 143,364 8,975
Citizens Financial Group, Inc. 22,944 942
CME Group, Inc. Class A 16,553 3,652
Commerce Bancshares, Inc. 42,007 2,495
CubeSmart (ö) 53,154 2,861
Cullen/Frost Bankers, Inc. 2,398 268
Discover Financial Services 14,099 1,978
East West Bancorp, Inc. 7,192 595
Equinix , Inc.(ö) 8,073 7,166
Essex Property Trust, Inc.(ö) 10,024 2,961
Evercore , Inc. Class A 7,614 1,929
Everest Re Group, Ltd. 587 230
Extra Space Storage, Inc.(ö) 8,714 1,570
Fidelity National Financial, Inc. 14,128 877
Fifth Third Bancorp 28,226 1,209
First Citizens BancShares , Inc. Class A 687 1,265
First Horizon Corp. 13,789 214
First Industrial Realty Trust, Inc.(ö) 39,255 2,197
Gaming and Leisure Properties, Inc.(ö) 55,923 2,877
Goldman Sachs Group, Inc. (The) 24,718 12,238
Hartford Financial Services Group, Inc. 102,917 12,104
Huntington Bancshares, Inc. 74,698 1,098
Intercontinental Exchange, Inc. 109,445 17,581
Invesco, Ltd. 11,978 210
Jefferies Financial Group, Inc. 66,498 4,093
JPMorgan Chase & Co. 307,420 64,824
KeyCorp 28,774 482
Loews Corp. 12,583 995
LPL Financial Holdings, Inc. 3,533 822
M&T Bank Corp. 7,057 1,257
Markel Group, Inc.(Æ) 588 922
Marsh & McLennan Cos., Inc. 24,519 5,470
MasterCard, Inc. Class A 82,187 40,585
MetLife, Inc. 42,864 3,535
MGIC Investment Corp. 79,298 2,030
Morgan Stanley 119,204 12,426
NNN REIT, Inc.(ö) 53,877 2,612
Northern Trust Corp. 10,590 953
Old Republic International Corp. 89,861 3,183
Omega Healthcare Investors, Inc.(ö) 73,342 2,985
PNC Financial Services Group, Inc. (The) 20,372 3,766
Primerica, Inc. 1,799 477
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Principal Financial Group, Inc. 12,941 1,112
Progressive Corp. (The) 38,095 9,667
Prologis, Inc.(ö) 88,697 11,201
Prudential Financial, Inc. 18,799 2,277
Public Storage(ö) 15,655 5,696
Raymond James Financial, Inc. 10,583 1,296
Regions Financial Corp. 47,045 1,098
Reinsurance Group of America, Inc. Class A 2,944 641
Robinhood Markets, Inc. Class A(Æ) 97,617 2,286
SEI Investments Co. 36,636 2,535
Simon Property Group, Inc.(ö) 10,874 1,838
State Street Corp. 64,875 5,739
Stifel Financial Corp. 5,390 506
Synchrony Financial 133,417 6,655
T Rowe Price Group, Inc. 74,816 8,150
Tradeweb Markets, Inc. Class A 33,575 4,152
Travelers Cos., Inc. (The) 75,345 17,640
Truist Financial Corp. 79,202 3,387
Unum Group 66,920 3,978
US Bancorp 244,054 11,161
Visa, Inc. Class A 188,308 51,776
Webster Financial Corp. 8,989 419
Wells Fargo & Co. 335,877 18,974
Willis Towers Watson PLC 5,291 1,558
WR Berkley Corp. 19,776 1,122
XP, Inc. Class A 83,778 1,503
Zions Bancorp NA 31,845 1,504
596,769
Health Care - 13.2%
Abbott Laboratories 87,496 9,975
AbbVie, Inc. 226,986 44,825
Agilent Technologies, Inc. 50,562 7,507
Alcon, Inc. 60,918 6,096
Alnylam Pharmaceuticals, Inc.(Æ) 11,367 3,126
Amgen, Inc. 17,236 5,554
Bio-Rad Laboratories, Inc. Class A(Æ) 1,182 395
Boston Scientific Corp.(Æ) 73,680 6,174
Bristol-Myers Squibb Co. 346,071 17,906
Cardinal Health, Inc. 43,662 4,826
Cencora , Inc. Class A 25,129 5,656
Centene Corp.(Æ) 27,026 2,035
Cigna Group (The) 17,023 5,897
Danaher Corp. 64,891 18,041
DaVita HealthCare Partners, Inc.(Æ) 4,710 772
Edwards Lifesciences Corp.(Æ) 28,785 1,900
Elevance Health, Inc. 15,131 7,868
Eli Lilly & Co. 62,362 55,248
Exelixis , Inc.(Æ) 85,091 2,208
Gilead Sciences, Inc. 132,740 11,129
Haemonetics Corp.(Æ) 7,613 612
HCA Healthcare, Inc. 35,583 14,462
Henry Schein, Inc.(Æ) 7,790 568
Hologic , Inc.(Æ) 67,051 5,462
Icon PLC(Æ) 17,016 4,889
IDEXX Laboratories, Inc.(Æ) 9,801 4,952
Illumina, Inc.(Æ) 11,738 1,531
Intuitive Surgical, Inc.(Æ) 53,862 26,461
Jazz Pharmaceuticals PLC(Æ) 18,091 2,016
Johnson & Johnson 234,570 38,014

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Labcorp Holdings, Inc. 5,881 1,314
McKesson Corp. 17,363 8,585
Medpace Holdings, Inc.(Æ) 7,554 2,522
Medtronic PLC 164,537 14,813
Merck & Co., Inc. 188,870 21,448
Molina Healthcare, Inc.(Æ) 1,767 609
Neurocrine Biosciences, Inc.(Æ) 29,648 3,416
Quest Diagnostics, Inc. 8,231 1,278
Regeneron Pharmaceuticals, Inc.(Æ) 5,642 5,931
ResMed , Inc. 13,778 3,363
Stryker Corp. 70,255 25,380
Teleflex, Inc. 2,945 728
Tenet Healthcare Corp.(Æ) 25,051 4,163
Thermo Fisher Scientific, Inc. 49,750 30,774
United Therapeutics Corp.(Æ) 15,026 5,385
UnitedHealth Group, Inc. 75,947 44,405
Universal Health Services, Inc. Class B 16,586 3,798
Veeva Systems, Inc. Class A(Æ) 19,353 4,062
Viatris , Inc. 71,903 835
Waters Corp.(Æ) 4,453 1,603
West Pharmaceutical Services, Inc. 10,640 3,194
Zimmer Biomet Holdings, Inc. 12,346 1,333
Zoetis, Inc. Class A 31,514 6,157
511,201
Materials and Processing - 4.2%
Acuity Brands, Inc. 10,921 3,008
Air Products & Chemicals, Inc. 14,030 4,177
Amcor PLC 86,894 985
AptarGroup, Inc. 13,885 2,224
Axalta Coating Systems, Ltd.(Æ) 45,058 1,631
Berry Plastics Group, Inc. 5,901 401
Builders FirstSource , Inc.(Æ) 7,641 1,481
Celanese Corp. Class A 5,299 720
CF Industries Holdings, Inc. 9,416 808
Cleveland-Cliffs, Inc.(Æ) 118,097 1,508
Commercial Metals Co. 2,397 132
CRH PLC 35,730 3,314
Crown Holdings, Inc. 69,857 6,698
Dow, Inc. 41,705 2,278
DuPont de Nemours, Inc. 63,235 5,635
Eagle Materials, Inc. 1,800 518
Eastman Chemical Co. 7,064 791
Ecolab, Inc. 52,987 13,528
Fastenal Co. 124,548 8,895
Fortune Brands Innovations, Inc. 7,068 633
Freeport-McMoRan, Inc. 34,832 1,739
General Electric Co. 49,747 9,381
Graphic Packaging Holding Co. 18,576 550
International Paper Co. 16,170 790
Johnson Controls International PLC 31,718 2,462
Lennox International, Inc. 2,672 1,615
Linde PLC 37,450 17,857
LyondellBasell Industries NV Class A 19,390 1,860
Martin Marietta Materials, Inc. 9,909 5,334
Masco Corp. 35,260 2,960
Mosaic Co. (The) 53,985 1,446
Nucor Corp. 18,206 2,737
Owens Corning 6,471 1,142
Packaging Corp. of America 7,361 1,586
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pool Corp. 4,386 1,653
PPG Industries, Inc. 36,042 4,774
Reliance Steel & Aluminum Co. 9,533 2,757
Royal Gold, Inc. 11,003 1,544
RPM International, Inc. 36,878 4,462
Sherwin-Williams Co. (The) 38,765 14,794
Southern Copper Corp. 23,794 2,752
Steel Dynamics, Inc. 12,934 1,631
Trane Technologies PLC 29,431 11,440
UFP Industries, Inc. 3,596 472
Vulcan Materials Co. 25,930 6,494
163,597
Producer Durables - 8.7%
3M Co. 54,290 7,421
ADT, Inc. 49,156 355
Allison Transmission Holdings, Inc. Class A 31,289 3,006
Amerco , Inc. 11,768 847
Ametek , Inc. 20,182 3,465
Amphenol Corp. Class A 146,718 9,560
Automatic Data Processing, Inc. 47,969 13,274
BWX Technologies, Inc. 40,219 4,372
Canadian Pacific Kansas City, Ltd. 51,970 4,446
Carlisle Cos., Inc. 14,026 6,308
Caterpillar, Inc. 53,836 21,057
Cintas Corp. 39,277 8,086
Corpay , Inc.(Æ) 3,529 1,104
CSX Corp. 174,920 6,040
Cummins, Inc. 21,969 7,113
Deere & Co. 24,689 10,303
Delta Air Lines, Inc. 97,435 4,949
Donaldson Co., Inc. 33,269 2,452
Dover Corp. 12,963 2,486
EMCOR Group, Inc. 10,315 4,441
Emerson Electric Co. 71,457 7,815
FedEx Corp. 23,560 6,448
Generac Holdings, Inc.(Æ) 16,380 2,602
Gentex Corp. 13,178 391
H&R Block, Inc. 32,746 2,081
Honeywell International, Inc. 60,981 12,605
Huntington Ingalls Industries, Inc. 2,356 623
Illinois Tool Works, Inc. 22,498 5,896
Ingersoll Rand, Inc. 59,140 5,805
Keysight Technologies, Inc.(Æ) 10,007 1,590
L3Harris Technologies, Inc. 10,574 2,515
Landstar System, Inc. 10,573 1,997
Lockheed Martin Corp. 41,643 24,344
MarketAxess Holdings, Inc. 6,363 1,630
Mettler -Toledo International, Inc.(Æ) 9,781 14,670
Middleby Corp.(Æ) 2,398 334
Moody's Corp. 3,162 1,501
Murphy USA, Inc. 1,072 528
Northrop Grumman Corp. 16,714 8,826
Old Dominion Freight Line, Inc. 32,093 6,375
Oshkosh Corp. 4,196 420
PACCAR, Inc. 31,154 3,074
PayPal Holdings, Inc.(Æ) 216,114 16,864
Republic Services, Inc. Class A 18,238 3,663
Robert Half, Inc. 24,611 1,659
Ryder System, Inc. 12,807 1,867

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
S&P Global, Inc. 23,660 12,223
Snap-on, Inc. 8,378 2,427
Stanley Black & Decker, Inc. 20,752 2,285
Textron, Inc. 14,112 1,250
TopBuild Corp.(Æ) 599 244
U-Haul Holding Co.(Æ) 1,198 93
Union Pacific Corp. 78,534 19,358
United Airlines, Inc.(Æ) 19,412 1,108
United Parcel Service, Inc. Class B 15,725 2,144
United Rentals, Inc. 3,729 3,019
Verisk Analytics, Inc. Class A 5,272 1,413
Vertiv Holdings Co. Class A 18,576 1,848
Waste Management, Inc. 55,743 11,572
WESCO International, Inc. 2,997 503
WW Grainger, Inc. 13,537 14,063
Xylem, Inc. 29,284 3,954
Zebra Technologies Corp. Class A(Æ) 4,466 1,654
336,366
Technology - 33.6%
Accenture PLC Class A 22,259 7,868
Adobe, Inc.(Æ) 57,305 29,671
Advanced Micro Devices, Inc.(Æ) 10,382 1,703
Airbnb, Inc. Class A(Æ) 17,166 2,177
Allegion PLC 4,713 687
Alphabet, Inc. Class A 375,459 62,270
Alphabet, Inc. Class C 296,900 49,639
Amkor Technology, Inc. 13,174 403
Apple, Inc. 801,996 186,865
Applied Materials, Inc. 48,994 9,899
AppLovin Corp. Class A(Æ) 33,646 4,392
Arista Networks, Inc.(Æ) 29,495 11,321
Arrow Electronics, Inc.(Æ) 20,719 2,752
Autodesk, Inc.(Æ) 30,256 8,335
Booking Holdings, Inc. 3,749 15,791
Broadcom, Inc. 141,894 24,477
CACI International, Inc. Class A(Æ) 736 371
Cadence Design Systems, Inc.(Æ) 5,735 1,554
Cirrus Logic, Inc.(Æ) 15,982 1,985
Cisco Systems, Inc. 103,903 5,530
Cognizant Technology Solutions Corp.
Class A 29,373 2,267
Crowdstrike Holdings, Inc. Class A(Æ) 3,943 1,106
DocuSign, Inc.(Æ) 60,398 3,750
DoorDash , Inc. Class A(Æ) 18,307 2,613
Dropbox, Inc. Class A(Æ) 73,914 1,880
Electronic Arts, Inc. 40,894 5,866
Etsy, Inc.(Æ) 34,573 1,920
F5, Inc.(Æ) 19,543 4,303
Fair Isaac Corp.(Æ) 2,209 4,293
Fidelity National Information Services, Inc. 35,286 2,955
Fiserv, Inc.(Æ) 25,759 4,628
Fortinet, Inc.(Æ) 41,299 3,203
Gen Digital, Inc. 139,889 3,837
Genpact , Ltd. 52,216 2,047
GoDaddy , Inc. Class A(Æ) 41,317 6,478
Guidewire Software, Inc.(Æ) 14,367 2,628
Hewlett Packard Enterprise Co. 219,563 4,492
HP, Inc. 121,922 4,373
HubSpot , Inc.(Æ) 4,551 2,419
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Business Machines Corp. 52,947 11,706
Intuit, Inc. 41,336 25,670
KLA Corp. 16,766 12,984
Lam Research Corp. 4,890 3,991
Lattice Semiconductor Corp.(Æ) 160,127 8,498
Leidos Holdings, Inc. 42,305 6,896
Manhattan Associates, Inc.(Æ) 17,770 5,000
Maplebear , Inc.(Æ) 51,152 2,084
Marvell Technology, Inc. 141,620 10,214
Match Group, Inc.(Æ) 61,841 2,340
Meta Platforms, Inc. Class A 131,235 75,124
Micron Technology, Inc. 21,715 2,252
Microsoft Corp. 492,228 211,805
MongoDB, Inc.(Æ) 5,540 1,498
Monolithic Power Systems, Inc. 19,482 18,011
Motorola Solutions, Inc. 18,694 8,405
NetApp, Inc. 59,783 7,384
Nutanix , Inc. Class A(Æ) 29,945 1,774
NVIDIA Corp. 1,692,651 205,555
ON Semiconductor Corp.(Æ) 11,188 812
Oracle Corp. 105,955 18,055
Palantir Technologies, Inc. Class A(Æ) 55,744 2,074
Palo Alto Networks, Inc.(Æ) 25,114 8,584
Pinterest, Inc. Class A(Æ) 52,814 1,710
PTC, Inc.(Æ) 30,521 5,514
Qorvo , Inc.(Æ) 16,577 1,712
QUALCOMM, Inc. 76,023 12,928
Roku, Inc.(Æ) 28,140 2,101
Salesforce, Inc. 68,744 18,816
Science Applications International Corp. 2,398 334
ServiceNow , Inc.(Æ) 23,314 20,852
Skyworks Solutions, Inc. 8,243 814
Smartsheet , Inc. Class A(Æ) 37,687 2,086
Spotify Technology SA(Æ) 12,937 4,768
SS&C Technologies Holdings, Inc. 33,239 2,467
Synopsys, Inc.(Æ) 31,856 16,132
TD SYNNEX Corp. 18,711 2,247
TE Connectivity PLC 52,815 7,975
Texas Instruments, Inc. 90,977 18,793
Twilio , Inc. Class A(Æ) 42,599 2,778
Tyler Technologies, Inc.(Æ) 3,424 1,999
Uber Technologies, Inc.(Æ) 205,051 15,412
VeriSign, Inc.(Æ) 25,168 4,781
Workday, Inc. Class A(Æ) 48,162 11,771
Zoom Video Communications, Inc. Class
A(Æ) 72,315 5,043
1,304,497
Utilities - 3.6%
American Electric Power Co., Inc. 59,675 6,123
American Water Works Co., Inc. 28,063 4,104
Antero Midstream Corp. 27,570 415
AT&T, Inc. 857,942 18,874
Cheniere Energy, Inc. 13,511 2,430
ConocoPhillips 94,474 9,946
Consolidated Edison, Inc. 20,557 2,141
Dominion Energy, Inc. 49,914 2,885
DT Midstream, Inc. 2,395 188
Duke Energy Corp. 45,789 5,279
Edison International 16,772 1,461

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Evergy , Inc. 13,542 840
NextEra Energy, Inc. 140,573 11,883
NRG Energy, Inc. 74,396 6,777
OGE Energy Corp. 11,979 491
Pinnacle West Capital Corp. 6,587 584
PPL Corp. 44,092 1,459
Public Service Enterprise Group, Inc. 120,136 10,717
Sempra Energy 124,559 10,417
Southern Co. (The) 179,790 16,213
T-Mobile US, Inc. 33,884 6,992
UGI Corp. 61,917 1,549
Verizon Communications, Inc. 319,050 14,329
Vistra Corp. 20,351 2,412
WEC Energy Group, Inc. 8,243 793
139,302
Total Common Stocks
(cost $3,617,348) 3,801,549
Short-Term Investments - 1.7%
State Street Institutional Liquid Reserves
Fund 63,388,706 63,414
Total Short-Term Investments
(cost $63,414) 63,414
Total Investments - 99.7%
(identified cost $3,680,762) 3,864,963
Other Assets and Liabilities,
Net - 0.3%
13,257
Net Assets - 100.0%
3,878,220

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Venerable US Large Cap Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 53 USD 15,408 12/24 92
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 92
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 462,730 $ — $ —
$ —
$ 462,730
Consumer Staples 151,932 — —
—
151,932
Energy 135,155 — —
—
135,155
Financial Services 596,769 — —
—
596,769
Health Care 511,201 — —
—
511,201
Materials and Processing 163,597 — —
—
163,597
Producer Durables 336,366 — —
—
336,366
Technology 1,304,497 — —
—
1,304,497
Utilities 139,302 — —
—
139,302
Short-Term Investments — — — 63,414 63,414
Total Investments
3,801,549 — — 63,414 3,864,963
Other Financial Instruments
Assets
Futures Contracts 92 — — — 92
Total Other Financial Instruments
*
$ 92 $ — $ — $ — $ 92
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2024, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Brazil ..................................................................................................
1,503
Canada ................................................................................................
4,446

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 39
Amounts in thousands
Country Exposure
Fair Value
$
Ireland ................................................................................................
15,843
Mexico ...............................................................................................
2,752
Switzerland ........................................................................................
6,096
United Kingdom .................................................................................
2,013
United States ......................................................................................
3,832,310
Total Investments ............................................................................... 3,864,963
Transactions (amounts in thousands) during the period ended September 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
State Street Institutional Liquid
Reserves Fund $ — $ 1,617,688 $ 1,554,284 $ 10 $ — $ 63,414 $ 179 $ —

Venerable Variable Insurance Trust
Notes to Schedules of Investments — September 30, 2024 (Unaudited)
40 Notes to Schedules of Investments
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(ö) Real Estate Investment Trust (REIT).
(ž) Rate noted is yield-to-maturity from date of acquisition.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Š) Value was determined using significant unobservable inputs.
ADR - American Depositary Receipt
CME - Chicago Mercantile Exchange
CPI - Consumer Price Index
EBITDA - Earnings Before Interest, Taxes, Depreciation, and Amortization
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
USD - United States dollar

Venerable Variable Insurance Trust
Notes to Quarterly Report — September 30, 2024 (Unaudited)
Notes to Quarterly Report 41
1. Significant Accounting Policies
Venerable Variable Insurance Trust (the “Trust”) is a series investment company with five different investment portfolios (each a
“Fund” and collectively, the “Funds”). This report provides unaudited financial information for the period ended September 30,
2024 for the Funds (the “Quarterly Report”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Fund’s Board of Trustees has designated Venerable Investment Advisers LLC (“VIA”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — September 30, 2024 (Unaudited)
42 Notes to Quarterly Report
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — September 30, 2024 (Unaudited)
Notes to Quarterly Report 43
of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended September 30, 2024, there were no transfers into or out of Level 3.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by VIA and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When VIA applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that VIA believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by VIA would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
VIA employs third-party pricing vendors to provide fair value measurements. VIA oversees third-party pricing service providers in order to support the valuation process. VIA may also utilize the Funds’ sub-administrator to assist with the determination of the hierarchy level for fair valued securities and in completing the required financial reporting disclosure for Level 3 fair value securities.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, VIA may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, VIA does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. VIA is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — September 30, 2024 (Unaudited)
44 Notes to Quarterly Report
additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’
most recent prospectus.

Venerable Variable Insurance
Trust
1475 Dunwood Dr Suite 200
West Chester, Pennsylvania
19380
800-366-0066